UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

March 31, 2012

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMON STOCKS — 61.5%

AEROSPACE AND DEFENSE — 1.3%
Northrop Grumman Corp.	9,556	$583,680
United Technologies Corp.	11,237	931,997

		1,515,677

AIR FREIGHT AND LOGISTICS — 0.8%
FedEx Corp.	634	58,303
United Parcel Service, Inc., Class B	11,704	944,747

		1,003,050

AUTOMOBILES — 0.4%
Ford Motor Co.	35,093	438,312

BEVERAGES — 1.5%
Coca-Cola Co. (The)	6,091	450,795
Coca-Cola Enterprises, Inc.	12,805	366,223
Constellation Brands, Inc., Class A(1)	22,817	538,253
Dr Pepper Snapple Group, Inc.	8,113	326,224
PepsiCo, Inc.	1,871	124,141

		1,805,636

BIOTECHNOLOGY — 1.3%
Amgen, Inc.	11,806	802,690
Biogen Idec, Inc.(1)	2,607	328,404
United Therapeutics Corp.(1)	9,739	458,999

		1,590,093

CHEMICALS — 1.7%
CF Industries Holdings, Inc.	3,500	639,275
LyondellBasell Industries NV, Class A	8,658	377,922
Monsanto Co.	9,335	744,560
PPG Industries, Inc.	3,464	331,851

		2,093,608

COMMERCIAL BANKS — 1.9%
Bank of Montreal	5,656	336,080
U.S. Bancorp	27,287	864,452
Wells Fargo & Co.	32,393	1,105,897

		2,306,429

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	13,049	275,986
Motorola Solutions, Inc.	11,177	568,127
QUALCOMM, Inc.	2,052	139,577

		983,690

COMPUTERS AND PERIPHERALS — 3.7%
Apple, Inc.(1)	4,511	2,704,209
Dell, Inc.(1)	37,697	625,770
Seagate Technology plc	21,063	567,648

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Western Digital Corp.(1)	14,621	$605,163

		4,502,790

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV New York Shares	11,324	489,084
KBR, Inc.	804	28,582
URS Corp.	5,981	254,312

		771,978

CONSUMER FINANCE — 1.0%
American Express Co.	14,749	853,377
Cash America International, Inc.	7,014	336,181

		1,189,558

DIVERSIFIED CONSUMER SERVICES — 0.7%
Coinstar, Inc.(1)	7,121	452,539
ITT Educational Services, Inc.(1)	6,897	456,168

		908,707

DIVERSIFIED FINANCIAL SERVICES — 2.0%
Bank of America Corp.	80,709	772,385
Citigroup, Inc.	1,311	47,917
JPMorgan Chase & Co.	34,285	1,576,424

		2,396,726

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.	19,177	598,898
Verizon Communications, Inc.	29,562	1,130,155

		1,729,053

ELECTRIC UTILITIES — 0.3%
American Electric Power Co., Inc.	8,221	317,166

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Jabil Circuit, Inc.	7,743	194,504
Tech Data Corp.(1)	4,965	269,401

		463,905

ENERGY EQUIPMENT AND SERVICES — 0.6%
Helix Energy Solutions Group, Inc.(1)	26,782	476,720
National Oilwell Varco, Inc.	2,463	195,735
Schlumberger Ltd.	1,179	82,447

		754,902

FOOD AND STAPLES RETAILING — 0.1%
SUPERVALU, Inc.	2,456	14,024
Wal-Mart Stores, Inc.	2,049	125,399

		139,423

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	18,059	$571,748
Bunge Ltd.	6,955	476,000
Campbell Soup Co.	13,762	465,844
ConAgra Foods, Inc.	19,330	507,606
Tyson Foods, Inc., Class A	18,653	357,205

		2,378,403

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Covidien plc	2,380	130,138
Medtronic, Inc.	12,942	507,197
St. Jude Medical, Inc.	2,635	116,757

		754,092

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Humana, Inc.	6,872	635,522
McKesson Corp.	4,897	429,810
UnitedHealth Group, Inc.	14,200	836,948

		1,902,280

HOTELS, RESTAURANTS AND LEISURE — 0.9%
Brinker International, Inc.	7,185	197,947
International Game Technology	5,587	93,806
McDonald's Corp.	937	91,919
Yum! Brands, Inc.	10,011	712,583

		1,096,255

HOUSEHOLD DURABLES — 0.5%
Garmin Ltd.	4,414	207,237
Tempur-Pedic International, Inc.(1)	4,052	342,111

		549,348

HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co. (The)	8,655	581,703

INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	34,333	689,063
Tyco International Ltd.	910	51,124

		740,187

INSURANCE — 2.9%
ACE Ltd.	8,194	599,801
Allied World Assurance Co. Holdings AG	7,193	493,943
American Financial Group, Inc.	4,485	173,031
Assurant, Inc.	9,007	364,783
Berkshire Hathaway, Inc., Class B(1)	3,951	320,624
Loews Corp.	4,294	171,202
Principal Financial Group, Inc.	19,336	570,605
Prudential Financial, Inc.	12,512	793,136

		3,487,125

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

INTERNET AND CATALOG RETAIL — 0.1%
priceline.com, Inc.(1)	193	$138,478

INTERNET SOFTWARE AND SERVICES — 0.9%
Ancestry.com, Inc.(1)	2,046	46,526
eBay, Inc.(1)	6,618	244,138
Google, Inc., Class A(1)	1,333	854,773

		1,145,437

IT SERVICES — 3.4%
Accenture plc, Class A	11,281	727,624
Alliance Data Systems Corp.(1)	2,836	357,223
CACI International, Inc., Class A(1)	683	42,544
Computer Sciences Corp.	5,157	154,401
International Business Machines Corp.	9,386	1,958,389
Visa, Inc., Class A	7,172	846,296

		4,086,477

LEISURE EQUIPMENT AND PRODUCTS†
Polaris Industries, Inc.	659	47,547

MACHINERY — 1.3%
Actuant Corp., Class A	2,640	76,534
AGCO Corp.(1)	4,464	210,745
Cummins, Inc.	4,912	589,636
Parker-Hannifin Corp.	2,285	193,197
Sauer-Danfoss, Inc.	10,695	502,665

		1,572,777

MEDIA — 1.7%
CBS Corp., Class B	21,638	733,745
DISH Network Corp., Class A	17,554	578,053
Time Warner, Inc.	19,033	718,496
Viacom, Inc., Class B	551	26,150

		2,056,444

METALS AND MINING — 0.9%
Coeur d'Alene Mines Corp.(1)	19,788	469,767
Freeport-McMoRan Copper & Gold, Inc.	9,490	360,999
Teck Resources Ltd.	7,307	260,568

		1,091,334

MULTI-UTILITIES — 1.2%
Ameren Corp.	14,197	462,538
Consolidated Edison, Inc.	9,371	547,454
Public Service Enterprise Group, Inc.	15,935	487,770

		1,497,762

MULTILINE RETAIL — 1.1%
Dillard's, Inc., Class A	9,960	627,679

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Macy's, Inc.	16,840	$669,053

		1,296,732

OIL, GAS AND CONSUMABLE FUELS — 6.8%
Apache Corp.	5,676	570,097
Chevron Corp.	16,304	1,748,441
ConocoPhillips	14,625	1,111,646
Energy XXI Bermuda Ltd.(1)	10,038	362,472
Exxon Mobil Corp.	28,669	2,486,462
Marathon Oil Corp.	18,523	587,179
Marathon Petroleum Corp.	11,217	486,369
Suncor Energy, Inc.	4,165	136,196
Tesoro Corp.(1)	6,570	176,339
Valero Energy Corp.	10,952	282,233
W&T Offshore, Inc.	11,494	242,294

		8,189,728

PAPER AND FOREST PRODUCTS — 0.4%
Domtar Corp.	4,892	466,599

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,430	88,574
Nu Skin Enterprises, Inc., Class A	2,719	157,457

		246,031

PHARMACEUTICALS — 4.4%
Abbott Laboratories	17,509	1,073,127
Bristol-Myers Squibb Co.	5,710	192,712
Eli Lilly & Co.	17,618	709,477
Johnson & Johnson	20,750	1,368,670
Merck & Co., Inc.	10,696	410,726
Pfizer, Inc.	66,632	1,509,881

		5,264,593

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Simon Property Group, Inc.	4,763	693,874

ROAD AND RAIL — 0.6%
Union Pacific Corp.	6,311	678,306

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.8%
Applied Materials, Inc.	21,531	267,846
Intel Corp.	47,476	1,334,550
KLA-Tencor Corp.	10,178	553,887

		2,156,283

SOFTWARE — 2.8%
Activision Blizzard, Inc.	35,938	460,725
CA, Inc.	1,949	53,715
Cadence Design Systems, Inc.(1)	22,031	260,847
Intuit, Inc.	691	41,550
Microsoft Corp.	36,529	1,178,060

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Oracle Corp.	30,304	$883,665
Symantec Corp.(1)	28,962	541,589

		3,420,151

SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	20,670	489,465
Foot Locker, Inc.	13,554	420,852
GameStop Corp., Class A	5,699	124,466
Home Depot, Inc. (The)	20,086	1,010,527
PetSmart, Inc.	7,721	441,796

		2,487,106

TOBACCO — 1.1%
Philip Morris International, Inc.	15,645	1,386,303

WIRELESS TELECOMMUNICATION SERVICES†
Telephone & Data Systems, Inc.	1	23

TOTAL COMMON STOCKS (Cost $56,841,104)		74,322,081

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 11.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC, VRN, 2.59%, 4/15/12	$72,029	74,894
FHLMC, VRN, 4.03%, 4/15/12	156,378	164,673
FNMA, VRN, 3.34%, 4/25/12	82,504	86,564
FNMA, VRN, 3.39%, 4/25/12	71,419	74,609
FNMA, VRN, 3.97%, 4/25/12	51,650	54,583

		455,323

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.5%
FHLMC, 7.00%, 11/1/13(3)	9,635	9,982
FHLMC, 6.50%, 6/1/16(3)	26,151	28,895
FHLMC, 6.50%, 6/1/16(3)	30,129	33,026
FHLMC, 4.50%, 1/1/19(3)	251,867	270,359
FHLMC, 6.50%, 1/1/28(3)	11,128	12,708
FHLMC, 6.50%, 6/1/29(3)	9,176	10,479
FHLMC, 8.00%, 7/1/30(3)	10,586	12,851
FHLMC, 5.50%, 12/1/33(3)	361,219	399,145
FHLMC, 5.50%, 1/1/38(3)	134,830	147,006
FHLMC, 6.00%, 8/1/38(3)	60,691	67,265
FHLMC, 4.00%, 4/1/41	309,319	327,649
FHLMC, 6.50%, 7/1/47(3)	12,185	13,556
FNMA, 6.00%, 4/1/13(3)	773	834
FNMA, 6.00%, 4/1/13(3)	825	891
FNMA, 6.00%, 5/1/13(3)	281	303
FNMA, 6.50%, 6/1/13(3)	1,889	1,952
FNMA, 6.00%, 7/1/13(3)	743	803

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, 6.00%, 1/1/14(3)	$12,762	$13,783
FNMA, 4.50%, 5/1/19(3)	107,821	115,905
FNMA, 4.50%, 5/1/19(3)	144,268	155,085
FNMA, 6.50%, 1/1/28(3)	5,889	6,734
FNMA, 6.50%, 1/1/29(3)	24,477	27,986
FNMA, 7.50%, 7/1/29(3)	38,370	45,949
FNMA, 7.50%, 9/1/30(3)	10,132	12,130
FNMA, 5.00%, 7/1/31	329,603	356,566
FNMA, 6.50%, 1/1/32(3)	28,081	31,967
FNMA, 5.50%, 6/1/33(3)	143,134	157,319
FNMA, 5.50%, 8/1/33(3)	191,639	210,631
FNMA, 5.00%, 11/1/33(3)	708,800	767,669
FNMA, 5.50%, 1/1/34(3)	200,437	220,301
FNMA, 4.50%, 9/1/35(3)	484,688	516,278
FNMA, 5.00%, 2/1/36(3)	697,133	754,052
FNMA, 5.50%, 1/1/37	589,158	644,967
FNMA, 5.50%, 2/1/37(3)	169,340	184,958
FNMA, 6.00%, 7/1/37	968,228	1,073,044
FNMA, 6.50%, 8/1/37(3)	150,926	168,157
FNMA, 4.00%, 1/1/41	1,064,695	1,130,165
FNMA, 4.50%, 1/1/41	426,164	459,267
FNMA, 4.50%, 2/1/41	420,587	448,130
FNMA, 4.00%, 5/1/41	410,816	431,135
FNMA, 4.50%, 7/1/41	428,479	459,351
FNMA, 4.50%, 9/1/41	138,411	148,711
FNMA, 4.00%, 12/1/41	443,603	469,217
FNMA, 4.00%, 1/1/42	148,662	156,918
FNMA, 6.50%, 6/1/47(3)	17,179	19,039
FNMA, 6.50%, 8/1/47(3)	37,502	41,561
FNMA, 6.50%, 8/1/47(3)	69,412	76,925
FNMA, 6.50%, 9/1/47(3)	77,972	86,410
FNMA, 6.50%, 9/1/47(3)	3,841	4,256
FNMA, 6.50%, 9/1/47(3)	36,309	40,238
FNMA, 6.50%, 9/1/47(3)	20,233	22,423
FNMA, 6.50%, 9/1/47(3)	27,782	30,789
GNMA, 7.00%, 4/20/26(3)	29,327	34,219
GNMA, 7.50%, 8/15/26(3)	18,167	21,252
GNMA, 7.00%, 2/15/28(3)	5,214	6,162
GNMA, 7.50%, 2/15/28(3)	5,174	5,345
GNMA, 6.50%, 5/15/28(3)	1,893	2,207
GNMA, 6.50%, 5/15/28(3)	2,787	3,249
GNMA, 7.00%, 12/15/28(3)	10,020	11,841
GNMA, 7.00%, 5/15/31(3)	55,795	66,225
GNMA, 5.50%, 11/15/32(3)	200,806	225,911
GNMA, 4.00%, 1/20/41	831,212	894,500
GNMA, 4.50%, 5/20/41	536,477	585,666
GNMA, 4.50%, 6/15/41	165,535	181,644

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

GNMA, 4.00%, 12/15/41	$984,064	$1,058,861

		13,922,802

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,516,466)		14,378,125

U.S. TREASURY SECURITIES — 10.0%

U.S. Treasury Bonds, 5.50%, 8/15/28(3)	20,000	26,734
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	320,000	418,500
U.S. Treasury Bonds, 4.75%, 2/15/37(3)	297,000	374,823
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	510,000	610,805
U.S. Treasury Bonds, 4.375%, 5/15/41(3)	260,000	311,472
U.S. Treasury Bonds, 3.75%, 8/15/41(3)	100,000	107,735
U.S. Treasury Bonds, 3.125%, 11/15/41(3)	50,000	47,781
U.S. Treasury Notes, 1.375%, 5/15/13(3)	3,500,000	3,544,296
U.S. Treasury Notes, 0.75%, 9/15/13(3)	1,000,000	1,006,797
U.S. Treasury Notes, 2.125%, 12/31/15(3)	900,000	946,899
U.S. Treasury Notes, 0.875%, 1/31/17(3)	500,000	496,953
U.S. Treasury Notes, 0.875%, 2/28/17(3)	850,000	843,957
U.S. Treasury Notes, 2.625%, 4/30/18(3)	85,000	91,335
U.S. Treasury Notes, 1.375%, 11/30/18(3)	500,000	495,157
U.S. Treasury Notes, 2.625%, 8/15/20(3)	550,000	579,692
U.S. Treasury Notes, 3.125%, 5/15/21(3)	450,000	489,656
U.S. Treasury Notes, 2.125%, 8/15/21(3)	300,000	299,672
U.S. Treasury Notes, 2.00%, 11/15/21(3)	150,000	147,621
U.S. Treasury Notes, 2.00%, 2/15/22(3)	1,250,000	1,225,586

TOTAL U.S. TREASURY SECURITIES (Cost $11,698,206)		12,065,471

CORPORATE BONDS — 9.9%

AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	20,000	20,679
Lockheed Martin Corp., 4.25%, 11/15/19(3)	30,000	32,539
United Technologies Corp., 6.05%, 6/1/36(3)	134,000	166,936

		220,154

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	60,000	62,098
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	10,000	10,152

		72,250

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)	50,000	65,301
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(3)	40,000	47,069
Coca-Cola Co. (The), 1.80%, 9/1/16	40,000	40,885
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	10,000	10,399
PepsiCo, Inc., 4.875%, 11/1/40(3)	20,000	21,919

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

SABMiller Holdings, Inc., 2.45%, 1/15/17(4)	$50,000	$50,673

		236,246

BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21(3)	30,000	31,539

CAPITAL MARKETS — 0.2%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	90,000	104,888
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17(3)	20,000	20,465
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	30,000	29,059
Jefferies Group, Inc., 5.125%, 4/13/18	30,000	29,400

		183,812

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	50,000	57,875
Dow Chemical Co. (The), 5.90%, 2/15/15(3)	30,000	33,793
Dow Chemical Co. (The), 2.50%, 2/15/16(3)	20,000	20,545
Ecolab, Inc., 4.35%, 12/8/21(3)	40,000	42,472

		154,685

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17(3)	224,000	233,963
Bank of Nova Scotia, 2.55%, 1/12/17	30,000	30,786
BB&T Corp., 5.70%, 4/30/14(3)	20,000	21,916
BB&T Corp., 3.20%, 3/15/16	40,000	42,080
Capital One Financial Corp., 2.15%, 3/23/15	20,000	20,045
Fifth Third Bancorp, 6.25%, 5/1/13(3)	50,000	52,601
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	40,000	41,803
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)	10,000	11,299
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(3)	60,000	65,159
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	60,000	62,170
PNC Funding Corp., 4.25%, 9/21/15(3)	10,000	10,928
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	40,000	40,476
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(3)	50,000	51,096
SunTrust Banks, Inc., 3.60%, 4/15/16(3)	11,000	11,375
Toronto-Dominion Bank (The), 2.375%, 10/19/16	50,000	51,332
U.S. Bancorp., 3.44%, 2/1/16	30,000	30,834
Wachovia Bank N.A., 4.80%, 11/1/14(3)	110,000	117,958
Wachovia Bank N.A., 4.875%, 2/1/15(3)	32,000	34,513
Wells Fargo & Co., 3.68%, 9/15/12(3)	30,000	32,062
Wells Fargo & Co., 4.60%, 4/1/21(3)	20,000	21,480
Wells Fargo & Co., MTN, 3.50%, 3/8/22	20,000	19,722

		1,003,598

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(3)	20,000	21,498
Republic Services, Inc., 5.50%, 9/15/19(3)	60,000	69,518
Republic Services, Inc., 6.20%, 3/1/40(3)	20,000	23,865
Waste Management, Inc., 6.125%, 11/30/39(3)	30,000	36,529

		151,410

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39(3)	$20,000	$24,306

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	60,000	60,024

CONSUMER FINANCE — 0.3%
American Express Credit Corp., 2.80%, 9/19/16	30,000	30,848
American Express Credit Corp., MTN, 2.75%, 9/15/15(3)	80,000	83,070
American Express Credit Corp., MTN, 2.375%, 3/24/17	30,000	30,074
Credit Suisse (New York), 6.00%, 2/15/18(3)	30,000	32,517
PNC Bank N.A., 6.00%, 12/7/17(3)	80,000	90,772
SLM Corp., 6.25%, 1/25/16(3)	30,000	31,221
SLM Corp., MTN, 5.00%, 10/1/13(3)	40,000	41,000

		339,502

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	40,000	43,800
Ball Corp., 6.75%, 9/15/20(3)	30,000	33,000

		76,800

DIVERSIFIED FINANCIAL SERVICES — 1.3%
Bank of America Corp., 6.50%, 8/1/16(3)	50,000	55,016
Bank of America Corp., 5.75%, 12/1/17(3)	40,000	42,941
Citigroup, Inc., 6.01%, 1/15/15(3)	80,000	86,976
Citigroup, Inc., 4.75%, 5/19/15	20,000	21,072
Citigroup, Inc., 4.45%, 1/10/17	30,000	31,452
Citigroup, Inc., 6.125%, 5/15/18(3)	140,000	157,100
Citigroup, Inc., 5.875%, 1/30/42	10,000	10,367
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	50,000	52,271
General Electric Capital Corp., 3.75%, 11/14/14(3)	50,000	53,205
General Electric Capital Corp., 2.25%, 11/9/15(3)	50,000	51,431
General Electric Capital Corp., 5.625%, 9/15/17(3)	140,000	163,141
General Electric Capital Corp., 4.375%, 9/16/20(3)	70,000	73,827
General Electric Capital Corp., 5.30%, 2/11/21(3)	20,000	21,692
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	230,000	230,098
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	30,908
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	20,000	19,764
HSBC Holdings plc, 5.10%, 4/5/21	20,000	21,653
HSBC Holdings plc, 6.80%, 6/1/38(3)	20,000	22,913
JPMorgan Chase & Co., 3.45%, 3/1/16	20,000	20,868
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	180,000	208,433
Morgan Stanley, 6.625%, 4/1/18(3)	120,000	126,487
Morgan Stanley, 5.625%, 9/23/19(3)	50,000	49,480
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	30,000	30,197

		1,581,292

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.80%, 5/15/36(3)	110,000	135,967
AT&T, Inc., 6.55%, 2/15/39(3)	30,000	36,529
British Telecommunications plc, 5.95%, 1/15/18(3)	40,000	46,489

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CenturyLink, Inc., 6.15%, 9/15/19(3)	$30,000	$31,181
CenturyLink, Inc., 5.80%, 3/15/22(3)	20,000	19,559
CenturyLink, Inc., Series P, 7.60%, 9/15/39(3)	20,000	18,927
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	10,000	9,907
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	30,000	36,384
Telecom Italia Capital SA, 6.18%, 6/18/14(3)	50,000	52,750
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	100,000	101,640
Verizon Communications, Inc., 7.35%, 4/1/39(3)	40,000	53,703
Windstream Corp., 7.875%, 11/1/17(3)	50,000	55,375

		598,411

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	70,000	80,150
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	20,000	21,100

		101,250

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	30,000	31,321
Noble Holding International Ltd., 3.95%, 3/15/22(3)	10,000	10,009
Transocean, Inc., 6.50%, 11/15/20(3)	30,000	33,589
Transocean, Inc., 6.375%, 12/15/21(3)	10,000	11,268
Weatherford International Ltd., 9.625%, 3/1/19(3)	30,000	39,801

		125,988

FOOD AND STAPLES RETAILING — 0.4%
CVS Caremark Corp., 6.60%, 3/15/19(3)	100,000	123,496
Kroger Co. (The), 6.40%, 8/15/17(3)	50,000	60,338
Safeway, Inc., 4.75%, 12/1/21	10,000	10,354
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	138,000	167,346
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	60,000	76,539
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	50,000	55,380

		493,453

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	50,000	55,383
Kraft Foods, Inc., 6.125%, 2/1/18(3)	30,000	36,036
Kraft Foods, Inc., 5.375%, 2/10/20(3)	50,000	57,878
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	30,000	31,292

		180,589

GAS UTILITIES — 0.6%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	100,000	114,706
El Paso Corp., 7.25%, 6/1/18(3)	40,000	44,968
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20(3)	30,000	33,664
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	30,000	36,375
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	20,000	21,228
Energy Transfer Partners LP, 6.50%, 2/1/42(3)	20,000	21,086
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	20,000	21,396
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	50,000	58,999
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	30,000	33,441

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	$60,000	$71,580
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	40,000	44,474
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	40,000	47,361
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(3)	20,000	21,465
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(3)	50,000	65,197
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22(3)	40,000	39,335
Williams Partners LP, 4.125%, 11/15/20(3)	30,000	30,870

		706,145

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13(3)	40,000	40,441

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aristotle Holding, Inc., 3.90%, 2/15/22(4)	30,000	30,372
Express Scripts, Inc., 7.25%, 6/15/19(3)	90,000	111,316
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	60,000	64,378
Universal Health Services, Inc., 7.125%, 6/30/16(3)	30,000	34,050
WellPoint, Inc., 5.80%, 8/15/40(3)	10,000	11,856

		251,972

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	50,000	59,900
Wyndham Worldwide Corp., 2.95%, 3/1/17(3)	10,000	9,922

		69,822

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	30,000	32,687

HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	50,000	54,313

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	10,000	9,775
General Electric Co., 5.25%, 12/6/17(3)	70,000	81,033

		90,808

INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	50,225
Allstate Corp. (The), 5.20%, 1/15/42(3)	20,000	20,936
American International Group, Inc., 3.65%, 1/15/14	20,000	20,379
American International Group, Inc., 5.85%, 1/16/18(3)	90,000	98,093
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	30,000	32,446
CNA Financial Corp., 5.875%, 8/15/20(3)	20,000	21,468
CNA Financial Corp., 5.75%, 8/15/21	10,000	10,672
Genworth Financial, Inc., 7.20%, 2/15/21(3)	20,000	20,401
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	50,000	51,736
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	20,000	22,022
International Lease Finance Corp., 5.75%, 5/15/16(3)	20,000	19,992
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(4)	21,000	21,002
Lincoln National Corp., 6.25%, 2/15/20(3)	40,000	45,590
MetLife, Inc., 6.75%, 6/1/16(3)	40,000	47,558
Prudential Financial, Inc., 5.375%, 6/21/20(3)	10,000	11,216

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Prudential Financial, Inc., 5.625%, 5/12/41(3)	$10,000	$10,420

		504,156

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16(3)	30,000	31,209

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)(4)	20,000	19,800
International Business Machines Corp., 1.95%, 7/22/16	40,000	41,080

		60,880

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(3)	60,000	72,540

MEDIA — 0.9%
Comcast Corp., 5.90%, 3/15/16(3)	74,000	85,503
Comcast Corp., 6.50%, 11/15/35(3)	20,000	24,038
Comcast Corp., 6.40%, 5/15/38(3)	80,000	95,448
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	50,000	54,374
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	50,000	54,269
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.80%, 3/15/22(4)	20,000	19,758
Discovery Communications LLC, 5.625%, 8/15/19(3)	25,000	29,148
DISH DBS Corp., 6.75%, 6/1/21(3)	30,000	32,475
Embarq Corp., 7.08%, 6/1/16(3)	5,000	5,635
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	70,000	80,500
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22(3)	10,000	9,808
Lamar Media Corp., 9.75%, 4/1/14(3)	40,000	45,200
NBCUniversal Media LLC, 5.15%, 4/30/20(3)	20,000	22,666
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	64,365
News America, Inc., 4.50%, 2/15/21(3)	10,000	10,679
News America, Inc., 6.90%, 8/15/39(3)	30,000	35,572
Omnicom Group, Inc., 4.45%, 8/15/20(3)	10,000	10,775
Qwest Corp., 7.50%, 10/1/14(3)	60,000	67,186
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	19,000	21,043
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	60,000	73,283
Time Warner, Inc., 7.70%, 5/1/32(3)	40,000	52,194
Viacom, Inc., 4.375%, 9/15/14(3)	30,000	32,360
Viacom, Inc., 4.50%, 3/1/21(3)	40,000	43,203
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	120,000	130,950

		1,100,432

METALS AND MINING — 0.3%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	45,000	46,380
ArcelorMittal, 9.85%, 6/1/19(3)	20,000	24,091
ArcelorMittal, 5.25%, 8/5/20(3)	30,000	29,407
Barrick North America Finance LLC, 4.40%, 5/30/21	30,000	31,670
Newmont Mining Corp., 6.25%, 10/1/39(3)	40,000	44,477
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	30,000	30,675
Teck Resources Ltd., 5.375%, 10/1/15(3)	20,000	22,101
Vale Overseas Ltd., 5.625%, 9/15/19(3)	75,000	84,164

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Vale Overseas Ltd., 4.625%, 9/15/20	$20,000	$21,130

		334,095

MULTI-UTILITIES — 0.5%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	37,000	41,420
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	18,000	20,015
CMS Energy Corp., 4.25%, 9/30/15	20,000	20,851
CMS Energy Corp., 8.75%, 6/15/19(3)	40,000	48,971
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	20,996
Duke Energy Corp., 3.95%, 9/15/14(3)	40,000	42,839
Edison International, 3.75%, 9/15/17(3)	40,000	42,006
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	40,000	44,453
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	80,000	89,919
Florida Power Corp., 6.35%, 9/15/37(3)	70,000	90,273
Nisource Finance Corp., 4.45%, 12/1/21	10,000	10,447
PG&E Corp., 5.75%, 4/1/14(3)	20,000	21,804
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,582
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	10,853
Sempra Energy, 8.90%, 11/15/13(3)	50,000	55,956
Sempra Energy, 6.50%, 6/1/16(3)	30,000	35,489
Southern California Edison Co., 5.625%, 2/1/36(3)	22,000	26,544
Southern Power Co., 5.15%, 9/15/41	10,000	10,485

		652,903

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(3)	20,000	20,934

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	40,000	46,328
Arch Western Finance LLC, 6.75%, 7/1/13(3)	14,000	14,053
BP Capital Markets plc, 3.20%, 3/11/16(3)	30,000	31,810
BP Capital Markets plc, 2.25%, 11/1/16	40,000	41,064
BP Capital Markets plc, 4.50%, 10/1/20(3)	30,000	33,002
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	40,000	43,217
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	20,000	21,200
ConocoPhillips, 5.75%, 2/1/19(3)	60,000	73,097
ConocoPhillips Holding Co., 6.95%, 4/15/29(3)	20,000	26,881
EOG Resources, Inc., 5.625%, 6/1/19(3)	40,000	47,288
Hess Corp., 6.00%, 1/15/40(3)	30,000	34,381
Marathon Petroleum Corp., 3.50%, 3/1/16(3)	30,000	31,278
Marathon Petroleum Corp., 5.125%, 3/1/21(3)	10,000	10,892
Newfield Exploration Co., 6.875%, 2/1/20(3)	50,000	52,625
Nexen, Inc., 5.875%, 3/10/35(3)	30,000	31,021
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,186
Peabody Energy Corp., 6.50%, 9/15/20(3)	20,000	20,100
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	10,000	11,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(3)	50,000	55,622
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	54,068
Petroleos Mexicanos, 6.00%, 3/5/20(3)	40,000	45,740
Phillips 66, 4.30%, 4/1/22(3)(4)	20,000	20,377
Southwestern Energy Co., 4.10%, 3/15/22(4)	—	—

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Suncor Energy, Inc., 6.10%, 6/1/18(3)	$46,000	$55,332
Suncor Energy, Inc., 6.85%, 6/1/39(3)	10,000	12,912
Talisman Energy, Inc., 7.75%, 6/1/19(3)	60,000	73,512

		938,486

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)(4)	60,000	67,070
International Paper Co., 4.75%, 2/15/22	30,000	31,663

		98,733

PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(3)	10,000	11,571
AstraZeneca plc, 5.40%, 9/15/12(3)	55,000	56,232
AstraZeneca plc, 5.90%, 9/15/17(3)	50,000	59,984
Roche Holdings, Inc., 7.00%, 3/1/39(3)(4)	20,000	27,214
Sanofi, 4.00%, 3/29/21(3)	21,000	22,906

		177,907

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15(3)	50,000	53,296
American Tower Corp., 4.70%, 3/15/22(3)	40,000	40,385
Developers Diversified Realty Corp., 5.375%, 10/15/12(3)	20,000	20,203
Developers Diversified Realty Corp., 4.75%, 4/15/18(3)	50,000	51,850
HCP, Inc., 3.75%, 2/1/16(3)	20,000	20,639
Kimco Realty Corp., 6.875%, 10/1/19	—	—
Simon Property Group LP, 5.10%, 6/15/15(3)	50,000	55,134
UDR, Inc., 4.25%, 6/1/18(3)	30,000	32,125
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	35,000	35,935
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(3)	20,000	20,209
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	20,000	19,465
WEA Finance LLC, 4.625%, 5/10/21(3)(4)	50,000	50,654

		399,895

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19(3)	40,000	45,044

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(3)	39,000	40,585
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)	10,000	10,438
CSX Corp., 4.25%, 6/1/21(3)	10,000	10,731
CSX Corp., 4.75%, 5/30/42	20,000	19,409
Union Pacific Corp., 4.75%, 9/15/41	30,000	30,623

		111,786

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)	75,000	86,080
Oracle Corp., 6.125%, 7/8/39(3)	30,000	37,233
Oracle Corp., 5.375%, 7/15/40(3)	40,000	46,279

		169,592

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(3)	30,000	30,316

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Hanesbrands, Inc., 6.375%, 12/15/20(3)	$30,000	$30,975
Ltd. Brands, Inc., 6.90%, 7/15/17(3)	20,000	22,350

		83,641

TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19(3)	10,000	13,463
Philip Morris International, Inc., 4.125%, 5/17/21(3)	40,000	43,340

		56,803

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(3)	30,000	42,904
America Movil SAB de CV, 5.00%, 10/16/19(3)	30,000	33,478
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	60,000	82,470
Vodafone Group plc, 5.625%, 2/27/17(3)	50,000	58,536

		217,388

TOTAL CORPORATE BONDS (Cost $11,043,180)		11,957,921

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.0%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	82,272	83,975
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 4/10/12(3)	100,000	111,260
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/10/12(3)	25,000	26,798
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 4/10/12(3)	62,717	64,726
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 4/15/12(3)	150,000	160,900
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 4/15/12(3)(4)	77,210	69,539
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 4/10/12(3)	50,000	50,130
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 4/10/12(3)	100,000	108,473
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 4/10/12(3)	50,000	52,153
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 4/10/12(3)	150,000	162,089
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	95,000	101,560
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	175,000	190,341
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(3)	75,000	78,974
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(3)	100,000	105,413

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.28%, 4/15/12(3)	$68,000	$73,403
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/15/12(3)	25,000	25,865
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(3)	50,000	50,098
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/15/12(3)	100,000	106,812
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 4/15/12(3)	105,000	112,894
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	61,367	62,023
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41(3)	125,000	134,699
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(3)	37,805	38,276
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(3)	200,000	214,955
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 4/15/12(3)	162,471	164,466

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,294,512)		2,349,822

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	49,928	51,453
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	150,111	93,937
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	33,593	34,513
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(3)	32,436	32,036
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 4/25/12(3)	53,573	50,923
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	36,925	37,218
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 4/25/12(3)	206,317	189,316
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 4/21/12(3)	50,000	49,232
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	51,250	53,642
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.01%, 4/18/12	65,610	69,220
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	51,915	50,417
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/25/12	98,506	100,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	78,775	82,994

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	$78,058	$75,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	30,881	30,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 4/25/12(3)	41,618	42,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 4/25/12(3)	8,337	8,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	92,938	92,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(3)	48,389	47,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(3)	60,367	59,458
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 4/25/12	58,127	59,012

		1,310,797

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	312,944	345,419

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,672,851)		1,656,216

U.S. GOVERNMENT AGENCY SECURITIES — 1.3%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 2.375%, 1/13/22	510,000	501,525

GOVERNMENT-BACKED CORPORATE BONDS(5) — 0.9%
Ally Financial, Inc., 1.75%, 10/30/12(3)	500,000	504,503
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	500,000	505,136

		1,009,639

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,506,905)		1,511,164

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	100,000	120,100
Brazilian Government International Bond, 5.625%, 1/7/41(3)	40,000	46,300

		166,400

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(3)	$44,000	$62,180
Province of Ontario Canada, 5.45%, 4/27/16(3)	40,000	46,513
Province of Ontario Canada, 1.60%, 9/21/16(3)	20,000	20,188

		128,881

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	10,000	10,925

ITALY†
Republic of Italy, 6.875%, 9/27/23(3)	20,000	21,310

MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(3)	20,000	23,230
United Mexican States, 5.95%, 3/19/19(3)	120,000	144,480
United Mexican States, 5.125%, 1/15/20(3)	70,000	80,675
United Mexican States, 6.05%, 1/11/40(3)	10,000	12,100
United Mexican States, MTN, 4.75%, 3/8/44	20,000	19,650

		280,135

PERU†
Republic of Peru, 6.55%, 3/14/37(3)	10,000	12,790
Republic of Peru, 5.625%, 11/18/50(3)	20,000	22,500

		35,290

POLAND†
Poland Government International Bond, 5.125%, 4/21/21(3)	35,000	37,555

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	41,453
Korea Development Bank, 3.25%, 3/9/16(3)	20,000	20,338
Korea Development Bank, 4.00%, 9/9/16(3)	20,000	20,943

		82,734

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $687,947)		763,230

MUNICIPAL SECURITIES — 0.6%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	10,000	10,515
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	30,000	38,407
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	20,000	26,266
California GO, (Building Bonds), 7.30%, 10/1/39(3)	20,000	25,141
California GO, (Building Bonds), 7.60%, 11/1/40(3)	5,000	6,495
Illinois GO, 5.88%, 3/1/19(3)	50,000	55,041
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	80,000	76,030
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	15,000	16,618
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	50,000	63,405
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	20,000	23,655

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	$15,000	$19,199
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	40,000	47,356
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	40,000	57,295
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	20,000	27,611
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	30,000	32,384
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	20,000	24,310
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	50,000	58,965
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	25,000	29,732
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	25,000	27,965
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	35,000	41,926
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	30,000	35,451

TOTAL MUNICIPAL SECURITIES (Cost $637,469)		743,767

TEMPORARY CASH INVESTMENTS — 0.9%

SSgA U.S. Government Money Market Fund (Cost $1,105,176)	1,105,176	1,105,176
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $101,003,816)		120,852,973

OTHER ASSETS AND LIABILITIES — (0.1)%		(89,462)

TOTAL NET ASSETS — 100.0%		$120,763,511

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index	$900,000	Buy	1.00%	6/20/16	$(1,061)	$(5,351)	$(6,412)

Notes to Schedule of Investments

CDX	-	Credit Derivatives Indexes
FDIC	-	Federal Deposit Insurance Corporation

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $7,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $510,194, which represented 0.4% of total net assets.

(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Balanced - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$74,322,081	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$14,378,125	—
U.S. Treasury Securities	—	12,065,471	—
Corporate Bonds	—	11,957,921	—
Commercial Mortgage-Backed Securities	—	2,349,822	—
Collateralized Mortgage Obligations	—	1,656,216	—
U.S. Government Agency Securities	—	1,511,164	—
Sovereign Governments and Agencies	—	763,230	—
Municipal Securities	—	743,767	—
Temporary Cash Investments	1,105,176	—	—

Total Value of Investment Securities	$75,427,257	$45,425,716	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$(5,351)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,972,645
Gross tax appreciation of investments	$19,411,854
Gross tax depreciation of investments	(531,526)
Net tax appreciation (depreciation) of investments	$18,880,328

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

March 31, 2012

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.2%

AEROSPACE AND DEFENSE — 3.8%
BE Aerospace, Inc.(1)	104,690	$4,864,944
Spirit Aerosystems Holdings, Inc. Class A(1)	120,563	2,948,971
TransDigm Group, Inc.(1)	54,817	6,345,616

		14,159,531

AUTO COMPONENTS — 1.0%
BorgWarner, Inc.(1)	44,337	3,739,383

BEVERAGES — 1.0%
Monster Beverage Corp.(1)	57,806	3,589,175

BIOTECHNOLOGY — 3.4%
Alexion Pharmaceuticals, Inc.(1)	74,783	6,944,349
Cepheid, Inc.(1)	47,246	1,976,300
Grifols SA(1)	134,302	2,865,897
Regeneron Pharmaceuticals, Inc.(1)	8,266	963,981

		12,750,527

BUILDING PRODUCTS — 0.4%
Fortune Brands Home & Security, Inc.(1)	69,978	1,544,414

CAPITAL MARKETS — 2.3%
Jefferies Group, Inc.	97,420	1,835,393
KKR & Co. LP	121,809	1,806,427
Lazard Ltd. Class A	85,131	2,431,341
Raymond James Financial, Inc.	74,986	2,739,239

		8,812,400

CHEMICALS — 2.9%
Airgas, Inc.	55,755	4,960,522
Albemarle Corp.	41,566	2,656,899
FMC Corp.	32,198	3,408,480

		11,025,901

COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	90,173	2,082,095
SVB Financial Group(1)	30,130	1,938,564

		4,020,659

COMMERCIAL SERVICES AND SUPPLIES — 2.3%
Cintas Corp.	48,195	1,885,389
Clean Harbors, Inc.(1)	55,101	3,709,950
Stericycle, Inc.(1)	35,702	2,986,115

		8,581,454

COMMUNICATIONS EQUIPMENT — 0.7%
F5 Networks, Inc.(1)	20,365	2,748,460

COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.(1)	12,275	7,358,494

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CONSTRUCTION AND ENGINEERING — 1.8%
Chicago Bridge & Iron Co. NV New York Shares	70,792	$3,057,506
KBR, Inc.	51,760	1,840,068
Quanta Services, Inc.(1)	86,122	1,799,950

		6,697,524

CONSUMER FINANCE — 1.2%
Discover Financial Services	140,884	4,697,073

CONTAINERS AND PACKAGING — 1.1%
Rock-Tenn Co., Class A	59,616	4,027,657

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.3%
Jabil Circuit, Inc.	181,209	4,551,970
Trimble Navigation Ltd.(1)	77,795	4,233,604

		8,785,574

ENERGY EQUIPMENT AND SERVICES — 5.0%
Atwood Oceanics, Inc.(1)	44,414	1,993,745
National Oilwell Varco, Inc.	123,671	9,828,134
Oceaneering International, Inc.	54,045	2,912,485
Oil States International, Inc.(1)	54,031	4,217,660

		18,952,024

FOOD AND STAPLES RETAILING — 3.6%
Costco Wholesale Corp.	46,461	4,218,659
Fresh Market, Inc. (The)(1)	41,206	1,975,828
Whole Foods Market, Inc.	89,232	7,424,102

		13,618,589

FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	71,861	5,927,095

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Cooper Cos., Inc. (The)	26,311	2,149,872
Intuitive Surgical, Inc.(1)	7,220	3,911,435
MAKO Surgical Corp.(1)	51,357	2,164,698
Sirona Dental Systems, Inc.(1)	46,525	2,397,898

		10,623,903

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Catalyst Health Solutions, Inc.(1)	54,448	3,469,971
Centene Corp.(1)	40,964	2,006,007

		5,475,978

HEALTH CARE TECHNOLOGY — 2.3%
SXC Health Solutions Corp.(1)	117,532	8,810,199

HOTELS, RESTAURANTS AND LEISURE — 5.4%
Bally Technologies, Inc.(1)	32,405	1,514,934
Buffalo Wild Wings, Inc.(1)	19,881	1,803,008
Chipotle Mexican Grill, Inc.(1)	14,881	6,220,258
Las Vegas Sands Corp.	56,157	3,232,958

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Panera Bread Co., Class A(1)	16,684	$2,684,789
Peet's Coffee & Tea, Inc.(1)	11,685	861,185
Starwood Hotels & Resorts Worldwide, Inc.	72,998	4,117,817

		20,434,949

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc.	67,143	3,302,764

INTERNET AND CATALOG RETAIL — 2.4%
Netflix, Inc.(1)	16,591	1,908,629
priceline.com, Inc.(1)	9,660	6,931,050

		8,839,679

INTERNET SOFTWARE AND SERVICES — 2.8%
Baidu, Inc. ADR(1)	33,584	4,895,540
LinkedIn Corp., Class A(1)	25,448	2,595,441
Rackspace Hosting, Inc.(1)	54,745	3,163,714

		10,654,695

IT SERVICES — 5.0%
Alliance Data Systems Corp.(1)	69,934	8,808,887
Cognizant Technology Solutions Corp., Class A(1)	24,868	1,913,593
Teradata Corp.(1)	77,157	5,258,249
VeriFone Systems, Inc.(1)	51,037	2,647,289

		18,628,018

MACHINERY — 4.2%
Chart Industries, Inc.(1)	49,795	3,651,467
Joy Global, Inc.	42,025	3,088,837
Pall Corp.	16,030	955,869
Terex Corp.(1)	84,061	1,891,373
Titan International, Inc.	73,209	1,731,393
Trinity Industries, Inc.	82,903	2,731,654
Woodward, Inc.	44,762	1,917,156

		15,967,749

MARINE — 0.6%
Kirby Corp.(1)	34,387	2,262,321

MEDIA — 0.5%
CBS Corp., Class B	59,554	2,019,476

METALS AND MINING — 1.4%
Carpenter Technology Corp.	37,992	1,984,322
Cliffs Natural Resources, Inc.	46,887	3,247,394

		5,231,716

OIL, GAS AND CONSUMABLE FUELS — 3.7%
Cabot Oil & Gas Corp.	60,780	1,894,513
Concho Resources, Inc.(1)	57,916	5,912,065
Linn Energy LLC	69,164	2,638,607
SandRidge Energy, Inc.(1)	221,795	1,736,655

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SM Energy Co.	23,125	$1,636,556

		13,818,396

PHARMACEUTICALS — 2.2%
Elan Corp. plc ADR(1)	128,243	1,924,928
Perrigo Co.	9,165	946,836
Questcor Pharmaceuticals, Inc.(1)	60,097	2,260,849
Shire plc ADR	32,351	3,065,257

		8,197,870

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CBRE Group, Inc.(1)	140,614	2,806,655

ROAD AND RAIL — 1.5%
Kansas City Southern(1)	81,037	5,809,543

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
ARM Holdings plc	205,400	1,944,942
Avago Technologies Ltd.	102,835	4,007,480
Cypress Semiconductor Corp.(1)	83,340	1,302,604
NXP Semiconductor NV(1)	43,722	1,163,442
Xilinx, Inc.	131,771	4,800,418

		13,218,886

SOFTWARE — 6.6%
Cerner Corp.(1)	69,823	5,317,720
Check Point Software Technologies Ltd.(1)	72,790	4,646,913
Citrix Systems, Inc.(1)	25,113	1,981,667
CommVault Systems, Inc.(1)	49,792	2,471,675
NetSuite, Inc.(1)	86,784	4,364,367
Nuance Communications, Inc.(1)	85,317	2,182,409
Salesforce.com, Inc.(1)	13,978	2,159,741
Sourcefire, Inc.(1)	31,674	1,524,470

		24,648,962

SPECIALTY RETAIL — 7.7%
GNC Holdings, Inc. Class A	77,021	2,687,263
O'Reilly Automotive, Inc.(1)	107,293	9,801,215
PetSmart, Inc.	101,122	5,786,201
Tractor Supply Co.	43,318	3,922,878
Ulta Salon Cosmetics & Fragrance, Inc.	71,316	6,624,543

		28,822,100

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Fossil, Inc.(1)	13,373	1,764,969
Lululemon Athletica, Inc.(1)	27,436	2,048,920
Michael Kors Holdings Ltd.(1)	65,799	3,065,575

		6,879,464

TRADING COMPANIES AND DISTRIBUTORS — 1.7%
Fastenal Co.	74,220	4,015,302

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

United Rentals, Inc.(1)	58,407	$2,505,076

		6,520,378

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
SBA Communications Corp., Class A(1)	74,600	3,790,426
Tim Participacoes SA ADR	54,933	1,772,139

		5,562,565

TOTAL COMMON STOCKS (Cost $258,068,694)		369,572,200

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $2,761,407), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $2,704,587)		2,704,585
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $1,721,989), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $1,690,370)		1,690,366
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $2,073,065), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $2,028,444)		2,028,439
SSgA U.S. Government Money Market Fund	1,148,903	1,148,903

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,572,293)		7,572,293

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $265,640,987)		377,144,493

OTHER ASSETS AND LIABILITIES — (0.2)%		(767,938)

TOTAL NET ASSETS — 100.0%		$376,376,555

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,656,447	EUR for USD	UBS AG	4/30/12	$2,209,456	$(5,371)
920,449	GBP for USD	Credit Suisse AG	4/30/12	1,472,002	(9,823)

				$3,681,458	$(15,194)

(Value on Settlement Date $3,666,264)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$332,682,320	—	—
Foreign Common Stocks	32,079,041	$4,810,839	—
Temporary Cash Investments	1,148,903	6,423,390	—

Total Value of Investment Securities	$365,910,264	$11,234,229	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(15,194)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$266,712,842
Gross tax appreciation of investments	$112,737,357
Gross tax depreciation of investments	(2,305,706)
Net tax appreciation (depreciation) of investments	$110,431,651

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Growth Fund

March 31, 2012

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 4.4%
Hexcel Corp.(1)	126	$3,025
Honeywell International, Inc.	248	15,141
Precision Castparts Corp.	36	6,224
Textron, Inc.	139	3,868
United Technologies Corp.	226	18,745

		47,003

AIR FREIGHT AND LOGISTICS — 1.3%
United Parcel Service, Inc., Class B	175	14,126

AUTO COMPONENTS — 1.8%
Autoliv, Inc.	106	7,107
BorgWarner, Inc.(1)	140	11,808

		18,915

AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	165	8,098

BEVERAGES — 4.5%
Boston Beer Co., Inc., Class A(1)	15	1,602
Brown-Forman Corp., Class B	13	1,084
Coca-Cola Co. (The)	345	25,534
Monster Beverage Corp.(1)	22	1,366
PepsiCo, Inc.	275	18,246

		47,832

BIOTECHNOLOGY — 1.2%
Alexion Pharmaceuticals, Inc.(1)	50	4,643
Gilead Sciences, Inc.(1)	143	6,986
Medivation, Inc.(1)	24	1,793

		13,422

CAPITAL MARKETS — 0.9%
BlackRock, Inc.	47	9,630

CHEMICALS — 2.1%
E.I. du Pont de Nemours & Co.	163	8,623
Monsanto Co.	114	9,093
Rockwood Holdings, Inc.(1)	96	5,006

		22,722

COMMERCIAL BANKS — 1.1%
Wells Fargo & Co.	334	11,403

COMMUNICATIONS EQUIPMENT — 3.7%
Cisco Systems, Inc.	569	12,034
F5 Networks, Inc.(1)	44	5,938
QUALCOMM, Inc.	323	21,971

		39,943

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMPUTERS AND PERIPHERALS — 10.4%
Apple, Inc.(1)	139	$83,326
Dell, Inc.(1)	194	3,221
EMC Corp.(1)	682	20,378
NetApp, Inc.(1)	100	4,477

		111,402

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	83	6,615

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Jabil Circuit, Inc.	221	5,551
Trimble Navigation Ltd.(1)	50	2,721

		8,272

ENERGY EQUIPMENT AND SERVICES — 3.6%
Core Laboratories NV	36	4,737
Hornbeck Offshore Services, Inc.(1)	59	2,480
Oceaneering International, Inc.	132	7,113
Schlumberger Ltd.	344	24,056

		38,386

FOOD AND STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	123	11,168
CVS Caremark Corp.	180	8,064
Whole Foods Market, Inc.	68	5,658

		24,890

FOOD PRODUCTS — 1.5%
Hershey Co. (The)	123	7,543
Kellogg Co.	114	6,114
Mead Johnson Nutrition Co.	31	2,557

		16,214

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.4%
Cooper Cos., Inc. (The)	36	2,941
Covidien plc	157	8,585
DENTSPLY International, Inc.	53	2,127
Edwards Lifesciences Corp.(1)	54	3,927
Gen-Probe, Inc.(1)	31	2,059
Hill-Rom Holdings, Inc.	84	2,806
IDEXX Laboratories, Inc.(1)	28	2,449
Intuitive Surgical, Inc.(1)	8	4,334
ResMed, Inc.(1)	110	3,400
Zimmer Holdings, Inc.	68	4,371

		36,999

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Express Scripts, Inc.(1)	225	12,190

HOTELS, RESTAURANTS AND LEISURE — 4.5%
Chipotle Mexican Grill, Inc.(1)	11	4,598

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Marriott International, Inc. Class A	269	$10,182
McDonald's Corp.	155	15,205
Starbucks Corp.	322	17,997

		47,982

HOUSEHOLD DURABLES — 0.9%
Mohawk Industries, Inc.(1)	40	2,660
Tempur-Pedic International, Inc.(1)	88	7,430

		10,090

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	43	2,115
Colgate-Palmolive Co.	106	10,365

		12,480

INDUSTRIAL CONGLOMERATES — 0.4%
Danaher Corp.	80	4,480

INSURANCE — 0.3%
Brown & Brown, Inc.	152	3,615

INTERNET AND CATALOG RETAIL — 1.5%
Amazon.com, Inc.(1)	80	16,201

INTERNET SOFTWARE AND SERVICES — 2.6%
Google, Inc., Class A(1)	44	28,214

IT SERVICES — 4.5%
Accenture plc, Class A	139	8,965
Automatic Data Processing, Inc.	150	8,279
International Business Machines Corp.	105	21,908
MasterCard, Inc., Class A	22	9,252

		48,404

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	151	6,721

MACHINERY — 3.0%
Cummins, Inc.	69	8,283
Deere & Co.	81	6,553
Illinois Tool Works, Inc.	210	11,995
Terex Corp.(1)	217	4,882

		31,713

MARINE — 0.3%
Kirby Corp.(1)	54	3,553

MEDIA — 2.3%
CBS Corp., Class B	193	6,545
Time Warner Cable, Inc.	146	11,899
Viacom, Inc., Class B	135	6,407

		24,851

METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	208	7,912

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Nucor Corp.	120	$5,154

		13,066

MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	124	5,729
JC Penney Co., Inc.	75	2,657
Macy's, Inc.	216	8,582

		16,968

OIL, GAS AND CONSUMABLE FUELS — 6.9%
Devon Energy Corp.	102	7,254
EOG Resources, Inc.	79	8,777
Exxon Mobil Corp.	416	36,080
Noble Energy, Inc.	96	9,387
Occidental Petroleum Corp.	136	12,951

		74,449

PERSONAL PRODUCTS — 0.6%
Estee Lauder Cos., Inc. (The), Class A	102	6,318

PHARMACEUTICALS — 3.7%
Abbott Laboratories	301	18,448
Allergan, Inc.	62	5,917
Johnson & Johnson	183	12,071
Perrigo Co.	34	3,512

		39,948

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Campus Communities, Inc.	73	3,264
AvalonBay Communities, Inc.	19	2,686
Simon Property Group, Inc.	28	4,079

		10,029

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)	211	4,212

ROAD AND RAIL — 0.7%
Union Pacific Corp.	74	7,953

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Avago Technologies Ltd.	97	3,780
Broadcom Corp., Class A(1)	150	5,895
Linear Technology Corp.	167	5,628
Marvell Technology Group Ltd.(1)	445	7,000
Xilinx, Inc.	258	9,399

		31,702

SOFTWARE — 6.7%
Cerner Corp.(1)	53	4,036
Check Point Software Technologies Ltd.(1)	88	5,618
Citrix Systems, Inc.(1)	48	3,788

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CommVault Systems, Inc.(1)	29	$1,440
Fortinet, Inc.(1)	80	2,212
Microsoft Corp.	1,100	35,475
Oracle Corp.	471	13,734
QLIK Technologies, Inc.(1)	57	1,824
Red Hat, Inc.(1)	58	3,474

		71,601

SPECIALTY RETAIL — 2.2%
Home Depot, Inc. (The)	221	11,119
O'Reilly Automotive, Inc.(1)	63	5,755
Tractor Supply Co.	34	3,079
Urban Outfitters, Inc.(1)	131	3,813

		23,766

TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
Coach, Inc.	114	8,810
Lululemon Athletica, Inc.(1)	29	2,166

		10,976

TOBACCO — 1.8%
Philip Morris International, Inc.	224	19,849

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Crown Castle International Corp.(1)	197	10,508

TOTAL COMMON STOCKS (Cost $939,791)		1,067,711

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 1000 Growth Index Fund (Cost $1,672)	26	1,718

TEMPORARY CASH INVESTMENTS — 0.4%

SSgA U.S. Government Money Market Fund (Cost $4,279)	4,279	4,279
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $945,742)		1,073,708

OTHER ASSETS AND LIABILITIES — 0.1%		1,515

TOTAL NET ASSETS — 100.0%		$1,075,223

Notes to Schedule of Investments

(1) Non-income producing.

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

VP Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$951,132
Gross tax appreciation of investments	$139,078
Gross tax depreciation of investments	(16,502)
Net tax appreciation (depreciation) of investments	$122,576

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

March 31, 2012

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE AND DEFENSE — 3.4%
General Dynamics Corp.	32,648	$2,395,710
Lockheed Martin Corp.	887	79,706
Northrop Grumman Corp.	41,444	2,531,400
Raytheon Co.	3,014	159,079
United Technologies Corp.	43,094	3,574,216

		8,740,111

AIR FREIGHT AND LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	27,421	2,213,423

AUTOMOBILES — 1.3%
Ford Motor Co.	114,336	1,428,057
General Motors Co.(1)	79,384	2,036,199

		3,464,256

BEVERAGES — 2.3%
Coca-Cola Co. (The)	16,782	1,242,036
Constellation Brands, Inc., Class A(1)	101,533	2,395,163
Dr Pepper Snapple Group, Inc.	55,437	2,229,122
PepsiCo, Inc.	2,232	148,093

		6,014,414

BIOTECHNOLOGY — 1.4%
Amgen, Inc.	41,201	2,801,256
Biogen Idec, Inc.(1)	5,815	732,516

		3,533,772

CAPITAL MARKETS — 1.3%
Bank of New York Mellon Corp. (The)	107,272	2,588,473
BlackRock, Inc.	676	138,513
Janus Capital Group, Inc.	74,503	663,822

		3,390,808

CHEMICALS — 2.8%
CF Industries Holdings, Inc.	12,782	2,334,632
Monsanto Co.	35,812	2,856,365
PPG Industries, Inc.	21,362	2,046,480

		7,237,477

COMMERCIAL BANKS — 3.0%
U.S. Bancorp	88,445	2,801,938
Wells Fargo & Co.	145,536	4,968,599

		7,770,537

COMMUNICATIONS EQUIPMENT — 0.7%
Cisco Systems, Inc.	48,826	1,032,670
Motorola Solutions, Inc.	5,558	282,513
QUALCOMM, Inc.	7,490	509,470

		1,824,653

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMPUTERS AND PERIPHERALS — 5.3%
Apple, Inc.(1)	15,195	$9,108,947
Dell, Inc.(1)	79,902	1,326,373
Seagate Technology plc	20,821	561,126
Western Digital Corp.(1)	62,549	2,588,903

		13,585,349

CONSTRUCTION AND ENGINEERING — 0.6%
URS Corp.	33,102	1,407,497

CONSUMER FINANCE — 1.2%
American Express Co.	18,975	1,097,893
Cash America International, Inc.	43,044	2,063,099

		3,160,992

DIVERSIFIED CONSUMER SERVICES — 0.8%
ITT Educational Services, Inc.(1)	29,984	1,983,142

DIVERSIFIED FINANCIAL SERVICES — 2.5%
Bank of America Corp.	50,160	480,031
JPMorgan Chase & Co.	127,466	5,860,887
NASDAQ OMX Group, Inc. (The)(1)	7,073	183,191

		6,524,109

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	150,219	4,691,340
Verizon Communications, Inc.	112,692	4,308,215

		8,999,555

ELECTRIC UTILITIES — 1.2%
American Electric Power Co., Inc.	28,908	1,115,271
FirstEnergy Corp.	40,604	1,851,136

		2,966,407

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
Jabil Circuit, Inc.	16,943	425,608
Molex, Inc.	17,704	497,836
TE Connectivity Ltd.	15,562	571,904
Tech Data Corp.(1)	4,658	252,743

		1,748,091

ENERGY EQUIPMENT AND SERVICES — 1.3%
Helix Energy Solutions Group, Inc.(1)	119,208	2,121,903
National Oilwell Varco, Inc.	15,758	1,252,288

		3,374,191

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp.	3,332	149,273
SUPERVALU, Inc.	140,024	799,537
Wal-Mart Stores, Inc.	5,049	308,999

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Walgreen Co.	4,424	$148,160

		1,405,969

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	52,591	1,665,031
Bunge Ltd.	19,449	1,331,090
Campbell Soup Co.	19,635	664,645
ConAgra Foods, Inc.	82,745	2,172,884
Smithfield Foods, Inc.(1)	4,684	103,188
Tyson Foods, Inc., Class A	105,406	2,018,525

		7,955,363

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.8%
Becton, Dickinson and Co.	14,135	1,097,583
Covidien plc	1,175	64,249
Medtronic, Inc.	3,267	128,034
St. Jude Medical, Inc.	679	30,086
Zimmer Holdings, Inc.	9,623	618,566

		1,938,518

HEALTH CARE PROVIDERS AND SERVICES — 2.8%
Humana, Inc.	26,801	2,478,556
UnitedHealth Group, Inc.	57,884	3,411,683
WellPoint, Inc.	16,472	1,215,634

		7,105,873

HOTELS, RESTAURANTS AND LEISURE — 0.5%
Brinker International, Inc.	6,420	176,871
McDonald's Corp.	8,582	841,894
Yum! Brands, Inc.	4,073	289,916

		1,308,681

HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	17,787	835,100

HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	16,614	1,227,608
Procter & Gamble Co. (The)	24,680	1,658,743

		2,886,351

INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	213,716	4,289,280

INSURANCE — 5.1%
ACE Ltd.	34,849	2,550,947
Allied World Assurance Co. Holdings AG	29,137	2,000,838
American Financial Group, Inc.	51,093	1,971,168
Assured Guaranty Ltd.	7,932	131,036
Berkshire Hathaway, Inc., Class B(1)	9,435	765,650
CNA Financial Corp.	1,818	53,322
Loews Corp.	4,663	185,914
Marsh & McLennan Cos., Inc.	4,647	152,375
Principal Financial Group, Inc.	87,530	2,583,010

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Prudential Financial, Inc.	43,448	$2,754,169

		13,148,429

INTERNET SOFTWARE AND SERVICES — 1.6%
AOL, Inc.(1)	57,115	1,083,471
Google, Inc., Class A(1)	4,916	3,152,336

		4,235,807

IT SERVICES — 4.3%
Accenture plc, Class A	35,389	2,282,591
Computer Sciences Corp.	54,100	1,619,754
International Business Machines Corp.	31,602	6,593,757
Visa, Inc., Class A	5,366	633,188

		11,129,290

LEISURE EQUIPMENT AND PRODUCTS — 0.6%
Polaris Industries, Inc.	21,402	1,544,154

MACHINERY — 2.2%
Caterpillar, Inc.	13,263	1,412,775
Cummins, Inc.	12,718	1,526,668
Parker-Hannifin Corp.	27,480	2,323,434
Sauer-Danfoss, Inc.	7,743	363,921

		5,626,798

MEDIA — 3.3%
CBS Corp., Class B	87,116	2,954,104
Comcast Corp., Class A	88,840	2,666,088
Time Warner, Inc.	73,540	2,776,135

		8,396,327

METALS AND MINING — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	57,152	2,174,062
Teck Resources Ltd.	30,441	1,085,526

		3,259,588

MULTI-UTILITIES — 1.2%
Ameren Corp.	17,399	566,860
Consolidated Edison, Inc.	11,291	659,620
Integrys Energy Group, Inc.	14,362	761,042
Public Service Enterprise Group, Inc.	37,849	1,158,558

		3,146,080

MULTILINE RETAIL — 1.6%
Dillard's, Inc., Class A	23,661	1,491,116
Macy's, Inc.	67,618	2,686,463

		4,177,579

OIL, GAS AND CONSUMABLE FUELS — 11.0%
Apache Corp.	2,267	227,697
Chevron Corp.	58,869	6,313,111
ConocoPhillips	53,071	4,033,927
Energy XXI Bermuda Ltd.(1)	42,407	1,531,317

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Exxon Mobil Corp.	110,290	$9,565,452
Marathon Oil Corp.	78,058	2,474,439
Marathon Petroleum Corp.	3,835	166,286
Occidental Petroleum Corp.	7,112	677,276
Suncor Energy, Inc.	3,677	120,238
Tesoro Corp.(1)	18,178	487,897
Valero Energy Corp.	89,916	2,317,135
W&T Offshore, Inc.	11,858	249,967

		28,164,742

PAPER AND FOREST PRODUCTS — 0.7%
Domtar Corp.	19,195	1,830,819

PHARMACEUTICALS — 7.4%
Abbott Laboratories	66,097	4,051,085
Eli Lilly & Co.	70,902	2,855,223
Johnson & Johnson	76,479	5,044,555
Merck & Co., Inc.	48,380	1,857,792
Pfizer, Inc.	227,595	5,157,303

		18,965,958

PROFESSIONAL SERVICES — 0.1%
Towers Watson & Co., Class A	5,458	360,610

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Entertainment Properties Trust	4,829	223,969
Public Storage	3,240	447,671
Simon Property Group, Inc.	7,259	1,057,491
Taubman Centers, Inc.	3,446	251,386

		1,980,517

ROAD AND RAIL — 0.2%
CSX Corp.	22,718	488,891

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Applied Materials, Inc.	72,636	903,592
Intel Corp.	188,167	5,289,374
KLA-Tencor Corp.	7,660	416,857
Lam Research Corp.(1)	15,542	693,484

		7,303,307

SOFTWARE — 4.7%
Activision Blizzard, Inc.	143,494	1,839,593
Microsoft Corp.	213,445	6,883,601
Oracle Corp.	46,212	1,347,542
Symantec Corp.(1)	98,678	1,845,279
Synopsys, Inc.(1)	7,226	221,549

		12,137,564

SPECIALTY RETAIL — 3.6%
Best Buy Co., Inc.	84,084	1,991,109
Foot Locker, Inc.	49,128	1,525,424
GameStop Corp., Class A	69,851	1,525,546

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Home Depot, Inc. (The)	77,118	$3,879,807
PetSmart, Inc.	3,687	210,970

		9,132,856

TOBACCO — 2.0%
Philip Morris International, Inc.	58,449	5,179,166

TOTAL COMMON STOCKS (Cost $190,666,207)		255,872,401

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $511,091), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $500,574)		500,574
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $318,712), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $312,860)		312,859
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $383,690), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $375,432)		375,431
SSgA U.S. Government Money Market Fund	212,643	212,643

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,401,507)		1,401,507

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $192,067,714)		257,273,908

OTHER ASSETS AND LIABILITIES — (0.1)%		(134,095)

TOTAL NET ASSETS — 100.0%		$257,139,813

Notes to Schedule of Investments

(1) Non-income producing.

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Income & Growth - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$242,306,710	—	—
Foreign Common Stocks	13,565,691	—	—
Temporary Cash Investments	212,643	$1,188,864	—

Total Value of Investment Securities	$256,085,044	$1,188,864	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$195,201,670
Gross tax appreciation of investments	$63,571,397
Gross tax depreciation of investments	(1,499,159)
Net tax appreciation (depreciation) of investments	$62,072,238

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

March 31, 2012

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

ARGENTINA — 0.3%
MercadoLibre, Inc.	8,290	$810,679

AUSTRALIA — 2.5%
BHP Billiton Ltd.	113,929	4,084,441
Commonwealth Bank of Australia	50,867	2,639,798

		6,724,239

BELGIUM — 2.3%
Anheuser-Busch InBev NV	42,859	3,131,281
Umicore SA	51,780	2,852,481

		5,983,762

BRAZIL — 0.9%
BR Malls Participacoes SA	66,300	857,148
Itau Unibanco Holding SA Preference Shares	79,600	1,521,838

		2,378,986

CANADA — 0.7%
Bank of Nova Scotia	24,350	1,364,156
Potash Corp. of Saskatchewan, Inc.	11,320	516,831

		1,880,987

DENMARK — 1.8%
Christian Hansen Holding A/S	36,980	957,059
Novo Nordisk A/S B Shares	27,604	3,821,864

		4,778,923

FINLAND — 0.2%
Kone Oyj	11,528	642,209

FRANCE — 10.0%
BNP Paribas SA	59,320	2,814,518
Cie Generale d'Optique Essilor International SA	17,240	1,536,621
Danone SA	36,084	2,516,949
Eutelsat Communications SA	17,570	649,565
LVMH Moet Hennessy Louis Vuitton SA	14,880	2,557,086
Pernod-Ricard SA	39,322	4,111,589
Sanofi	45,130	3,504,856
Schneider Electric SA	35,478	2,318,060
Technip SA	28,820	3,395,160
Zodiac Aerospace	29,530	3,074,721

		26,479,125

GERMANY — 8.3%
adidas AG	14,790	1,154,726
BASF SE	30,540	2,671,559
Bayerische Motoren Werke AG	25,597	2,301,973
Fresenius Medical Care AG & Co. KGaA	18,723	1,326,951
HeidelbergCement AG	40,970	2,479,912
Hugo Boss AG Preference Shares	16,600	1,913,288

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Infineon Technologies AG	92,080	$941,439
Kabel Deutschland Holding AG(1)	41,904	2,588,143
Muenchener Rueckversicherungs AG	20,050	3,023,034
SAP AG	50,640	3,536,319

		21,937,344

HONG KONG — 2.0%
AIA Group Ltd.	407,600	1,493,290
China Unicom Ltd. ADR	106,400	1,787,520
Esprit Holdings Ltd.	161,000	323,428
Li & Fung Ltd.	264,000	605,814
Link Real Estate Investment Trust (The)	279,000	1,038,317

		5,248,369

INDIA — 0.7%
HDFC Bank Ltd. ADR	34,000	1,159,400
Wipro Ltd.	78,540	678,486

		1,837,886

INDONESIA — 0.7%
PT Bank Mandiri (Persero) Tbk	2,316,225	1,735,142

IRELAND — 1.2%
Experian plc	69,251	1,079,425
Shire plc	63,810	2,061,696

		3,141,121

ISRAEL — 0.4%
Check Point Software Technologies Ltd.(1)	17,380	1,109,539

ITALY — 2.9%
Pirelli & C SpA	181,790	2,162,683
Saipem SpA	108,109	5,584,283

		7,746,966

JAPAN — 14.4%
Daihatsu Motor Co. Ltd.	53,000	970,738
Daito Trust Construction Co. Ltd.	7,600	682,228
FANUC CORP.	14,000	2,483,025
Fast Retailing Co. Ltd.	8,800	2,005,171
Japan Tobacco, Inc.	550	3,096,533
JGC Corp.	41,000	1,270,569
Komatsu Ltd.	71,000	2,023,547
Konami Corp.	51,600	1,462,530
Lawson, Inc.	20,400	1,284,089
Mitsubishi Corp.	153,200	3,553,751
Mitsubishi Heavy Industries Ltd.	560,000	2,713,060
Mitsubishi UFJ Financial Group, Inc.	389,500	1,938,794
Murata Manufacturing Co. Ltd.	41,400	2,453,389
Nitori Holdings Co. Ltd.	7,550	682,300
ORIX Corp.	35,130	3,352,990
Rakuten, Inc.	2,053	2,150,479
Toyota Motor Corp.	97,700	4,213,954

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Unicharm Corp.	37,600	$1,985,164

		38,322,311

LUXEMBOURG — 0.3%
Millicom International Cellular SA	6,002	680,417

MACAU — 0.5%
Sands China Ltd.	368,400	1,439,813

NETHERLANDS — 2.6%
ASML Holding NV	42,550	2,126,949
European Aeronautic Defence and Space Co. NV	79,980	3,275,281
Gemalto NV	4,200	277,220
Koninklijke Vopak NV	20,700	1,192,510

		6,871,960

NORWAY — 2.4%
DNB ASA	175,040	2,249,954
Statoil ASA	148,200	4,023,306

		6,273,260

PEOPLE'S REPUBLIC OF CHINA — 1.9%
Baidu, Inc. ADR(1)	20,240	2,950,385
Industrial & Commercial Bank of China Ltd. H Shares	2,202,755	1,421,123
Lenovo Group Ltd.	708,000	637,291

		5,008,799

PERU — 0.4%
Credicorp Ltd.	8,920	1,175,834

PORTUGAL — 0.9%
Jeronimo Martins SGPS SA(1)	120,860	2,462,192

RUSSIAN FEDERATION — 1.5%
Magnit OJSC GDR	43,456	1,266,308
Mail.ru Group Ltd. GDR(1)	10,000	394,500
Sberbank of Russia	737,690	2,382,739

		4,043,547

SINGAPORE — 0.8%
DBS Group Holdings Ltd.	101,000	1,139,318
Keppel Corp. Ltd.	104,000	909,240

		2,048,558

SOUTH KOREA — 2.2%
Hyundai Motor Co.	12,768	2,625,607
Samsung Electronics Co. Ltd.	2,800	3,150,788

		5,776,395

SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria SA	277,174	2,205,802
Grifols SA(1)	98,000	2,091,241
Inditex SA	22,030	2,110,173

		6,407,216

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SWEDEN — 2.7%
Atlas Copco AB A Shares	69,720	$1,687,199
Elekta AB B Shares	7,750	392,315
Getinge AB B Shares	58,520	1,666,490
Swedbank AB A Shares	88,060	1,368,326
Volvo AB B Shares	135,560	1,975,269

		7,089,599

SWITZERLAND — 10.1%
Adecco SA(1)	12,692	665,040
Kuehne + Nagel International AG	8,010	1,083,440
Nestle SA	108,950	6,855,389
Novartis AG	36,820	2,037,806
SGS SA	710	1,381,145
Swatch Group AG (The)	1,790	823,912
Syngenta AG(1)	11,760	4,065,909
UBS AG(1)	176,400	2,471,984
Wolseley plc	77,500	2,955,238
Xstrata plc	138,110	2,359,288
Zurich Financial Services AG(1)	8,160	2,192,994

		26,892,145

TAIWAN (REPUBLIC OF CHINA) — 2.2%
Hon Hai Precision Industry Co. Ltd.	878,000	3,406,156
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	157,210	2,402,169

		5,808,325

THAILAND — 1.0%
Kasikornbank PCL NVDR	529,200	2,641,711

TURKEY — 0.7%
Turkiye Garanti Bankasi AS	473,377	1,875,129

UNITED KINGDOM — 17.3%
Admiral Group plc	57,619	1,093,959
Aegis Group plc	453,450	1,340,343
Aggreko plc	55,536	1,998,672
Antofagasta plc	67,504	1,243,846
ARM Holdings plc	92,420	875,129
BG Group plc	216,780	5,020,793
British American Tobacco plc	67,603	3,406,669
Burberry Group plc	89,866	2,151,799
Capita Group plc (The)	129,604	1,518,485
Compass Group plc	102,930	1,079,193
GlaxoSmithKline plc	124,066	2,771,266
HSBC Holdings plc (Hong Kong)	192,872	1,701,326
Intercontinental Hotels Group plc	89,510	2,080,279
Kingfisher plc	381,660	1,872,298
Lloyds Banking Group plc(1)	3,134,236	1,684,690
Petrofac Ltd.	110,262	3,068,737
Reckitt Benckiser Group plc	46,685	2,638,187
Rio Tinto plc	69,720	3,842,883
Standard Chartered plc	92,732	2,313,869

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Vodafone Group plc	761,390	$2,097,127
Weir Group plc (The)	28,430	802,158
Whitbread plc	45,000	1,327,266

		45,928,974

TOTAL COMMON STOCKS (Cost $206,100,205)		263,181,462

TEMPORARY CASH INVESTMENTS†

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $10,679), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $10,459)		10,459
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $6,659), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $6,537)		6,537
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $8,017), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $7,844)		7,844
SSgA U.S. Government Money Market Fund	4,443	4,443

TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,283)		29,283

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $206,129,488)		263,210,745

OTHER ASSETS AND LIABILITIES — 0.8%		2,189,785

TOTAL NET ASSETS — 100.0%		$265,400,530

Market Sector Diversification

(as a % of net assets)

Financials	19.4%
Consumer Discretionary	15.4%
Industrials	14.7%
Consumer Staples	12.3%
Information Technology	10.2%
Materials	9.4%
Health Care	8.0%
Energy	8.0%
Telecommunication Services	1.8%
Cash and Equivalents*	0.8%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP International - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$11,395,526	$251,785,936	—
Temporary Cash Investments	4,443	24,840	—

Total Value of Investment Securities	$11,399,969	$251,810,776	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$208,809,448
Gross tax appreciation of investments	$57,342,611
Gross tax depreciation of investments	(2,941,314)
Net tax appreciation (depreciation) of investments	$54,401,297

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

March 31, 2012

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.5%
Honeywell International, Inc.	710	$43,346
Northrop Grumman Corp.	540	32,983
Raytheon Co.	1,500	79,170

		155,499

AIRLINES — 0.5%
Southwest Airlines Co.	6,520	53,725

AUTOMOBILES — 1.0%
Ford Motor Co.	8,470	105,790

BEVERAGES — 0.9%
PepsiCo, Inc.	1,370	90,900

BIOTECHNOLOGY — 1.5%
Amgen, Inc.	1,880	127,821
Gilead Sciences, Inc.(1)	460	22,471

		150,292

CAPITAL MARKETS — 3.9%
Ameriprise Financial, Inc.	1,770	101,120
Bank of New York Mellon Corp. (The)	3,750	90,488
BlackRock, Inc.	360	73,764
Goldman Sachs Group, Inc. (The)	900	111,933
Morgan Stanley	1,100	21,604

		398,909

CHEMICALS — 0.5%
E.I. du Pont de Nemours & Co.	1,020	53,958

COMMERCIAL BANKS — 6.5%
PNC Financial Services Group, Inc.	2,280	147,037
U.S. Bancorp	5,540	175,507
Wells Fargo & Co.	10,210	348,570

		671,114

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	970	29,226

COMMUNICATIONS EQUIPMENT — 2.6%
Cisco Systems, Inc.	12,770	270,086

COMPUTERS AND PERIPHERALS — 1.3%
Hewlett-Packard Co.	5,150	122,724
Western Digital Corp.(1)	220	9,106

		131,830

DIVERSIFIED FINANCIAL SERVICES — 6.1%
Bank of America Corp.	6,460	61,822
Citigroup, Inc.	5,120	187,136
JPMorgan Chase & Co.	8,270	380,255

		629,213

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
AT&T, Inc.	10,070	$314,486
CenturyLink, Inc.	2,910	112,472
Verizon Communications, Inc.	4,010	153,302

		580,260

ELECTRIC UTILITIES — 2.9%
American Electric Power Co., Inc.	1,990	76,774
Exelon Corp.	1,330	52,149
NV Energy, Inc.	2,550	41,106
Pinnacle West Capital Corp.	1,340	64,186
PPL Corp.	2,350	66,411

		300,626

ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	1,410	59,135
Schlumberger Ltd.	860	60,140

		119,275

FOOD AND STAPLES RETAILING — 2.9%
CVS Caremark Corp.	2,850	127,680
Kroger Co. (The)	3,020	73,175
Wal-Mart Stores, Inc.	1,630	99,756

		300,611

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	1,640	62,336

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Medtronic, Inc.	2,450	96,016

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Aetna, Inc.	1,300	65,208
Quest Diagnostics, Inc.	340	20,791
WellPoint, Inc.	1,130	83,394

		169,393

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Carnival Corp.	750	24,060

HOUSEHOLD PRODUCTS — 3.1%
Procter & Gamble Co. (The)	4,810	323,280

INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	19,240	386,147
Tyco International Ltd.	1,250	70,225

		456,372

INSURANCE — 8.4%
Allstate Corp. (The)	2,720	89,542
American International Group, Inc.(1)	1,000	30,830
Berkshire Hathaway, Inc., Class B(1)	1,340	108,741
Chubb Corp. (The)	970	67,037

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Loews Corp.	2,480	$98,878
MetLife, Inc.	3,540	132,219
Principal Financial Group, Inc.	2,280	67,283
Prudential Financial, Inc.	1,790	113,468
Torchmark Corp.	590	29,411
Travelers Cos., Inc. (The)	2,200	130,240

		867,649

IT SERVICES — 0.6%
Fiserv, Inc.(1)	810	56,206

MACHINERY — 1.0%
Dover Corp.	810	50,981
Ingersoll-Rand plc	1,260	52,101

		103,082

MEDIA — 4.0%
CBS Corp., Class B	1,590	53,917
Comcast Corp., Class A	5,840	175,258
Time Warner, Inc.	4,070	153,643
Viacom, Inc., Class B	540	25,628

		408,446

METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	250	9,510
Nucor Corp.	1,700	73,015

		82,525

MULTI-UTILITIES — 0.9%
PG&E Corp.	2,220	96,370

MULTILINE RETAIL — 2.8%
Kohl's Corp.	1,330	66,540
Macy's, Inc.	1,530	60,787
Target Corp.	2,710	157,912

		285,239

OIL, GAS AND CONSUMABLE FUELS — 11.3%
Apache Corp.	950	95,418
Chevron Corp.	4,120	441,829
ConocoPhillips	1,020	77,530
Exxon Mobil Corp.	3,920	339,982
Occidental Petroleum Corp.	380	36,187
Total SA ADR	2,010	102,751
Ultra Petroleum Corp.(1)	1,350	30,550
Valero Energy Corp.	1,345	34,661

		1,158,908

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	1,790	62,829

PHARMACEUTICALS — 9.9%
Abbott Laboratories	1,490	91,322
Johnson & Johnson	4,220	278,351

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Merck & Co., Inc.	6,970	$267,648
Pfizer, Inc.	16,770	380,008

		1,017,329

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Applied Materials, Inc.	5,390	67,052
Intel Corp.	9,520	267,607
Marvell Technology Group Ltd.(1)	600	9,438

		344,097

SOFTWARE — 2.3%
Adobe Systems, Inc.(1)	1,340	45,975
Microsoft Corp.	2,970	95,783
Oracle Corp.	3,390	98,852

		240,610

SPECIALTY RETAIL — 1.8%
Lowe's Cos., Inc.	3,210	100,730
Staples, Inc.	5,220	84,459

		185,189

TOBACCO — 0.8%
Altria Group, Inc.	2,630	81,188

TOTAL COMMON STOCKS (Cost $8,346,206)		10,162,438

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $23,867), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $23,377)		23,377
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $14,884), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $14,610)		14,610
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $17,918), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $17,532)		17,532
SSgA U.S. Government Money Market Fund	9,930	9,930

TOTAL TEMPORARY CASH INVESTMENTS (Cost $65,449)		65,449

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.3% (Cost $8,411,655)	10,227,887

OTHER ASSETS AND LIABILITIES — 0.7%	71,812

TOTAL NET ASSETS — 100.0%	$10,299,699

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

64,996	EUR for USD	UBS AG	4/30/12	$86,695	$(211)
2,377	EUR for USD	UBS AG	4/30/12	3,170	(1)

				$89,865	$(212)
(Value on Settlement Date $89,653)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Large Company Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$10,162,438	—	—
Temporary Cash Investments	9,930	$55,519	—

Total Value of Investment Securities	$10,172,368	$55,519	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(212)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,840,785
Gross tax appreciation of investments	$1,435,412
Gross tax depreciation of investments	(48,310)
Net tax appreciation (depreciation) of investments	$1,387,102

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

March 31, 2012

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 95.7%

AEROSPACE AND DEFENSE — 2.6%
Exelis, Inc.	103,959	$1,301,567
General Dynamics Corp.	16,660	1,222,511
Huntington Ingalls Industries, Inc.(1)	13,613	547,787
L-3 Communications Holdings, Inc.	24,229	1,714,686
Northrop Grumman Corp.	20,837	1,272,724

		6,059,275

AIRLINES — 1.1%
Southwest Airlines Co.	293,204	2,416,001

BEVERAGES — 1.4%
Dr Pepper Snapple Group, Inc.	80,409	3,233,246

CAPITAL MARKETS — 4.1%
Charles Schwab Corp. (The)	164,044	2,357,312
Northern Trust Corp.	130,404	6,187,670
State Street Corp.	20,506	933,023

		9,478,005

CHEMICALS — 1.0%
Minerals Technologies, Inc.	21,156	1,383,814
Olin Corp.	39,416	857,298

		2,241,112

COMMERCIAL BANKS — 5.6%
City National Corp.	23,161	1,215,258
Comerica, Inc.	89,008	2,880,299
Commerce Bancshares, Inc.	72,465	2,936,282
Cullen/Frost Bankers, Inc.	19,150	1,114,338
PNC Financial Services Group, Inc.	24,919	1,607,026
SunTrust Banks, Inc.	51,641	1,248,163
Westamerica Bancorp.	37,055	1,778,640

		12,780,006

COMMERCIAL SERVICES AND SUPPLIES — 3.8%
Republic Services, Inc.	248,743	7,601,586
Waste Management, Inc.	33,413	1,168,118

		8,769,704

COMMUNICATIONS EQUIPMENT — 0.3%
Harris Corp.	15,223	686,253

COMPUTERS AND PERIPHERALS — 0.1%
Western Digital Corp.(1)	8,258	341,799

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	90,111	2,909,684

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
CenturyLink, Inc.	65,296	2,523,690

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

tw telecom, inc.(1)	74,300	$1,646,488

		4,170,178

ELECTRIC UTILITIES — 6.8%
Empire District Electric Co. (The)	110,244	2,243,466
Great Plains Energy, Inc.	171,244	3,471,116
IDACORP, Inc.	22,500	925,200
Northeast Utilities	42,744	1,586,657
NV Energy, Inc.	183,727	2,961,679
Portland General Electric Co.	57,194	1,428,706
Westar Energy, Inc.	105,560	2,948,291

		15,565,115

ELECTRICAL EQUIPMENT — 1.3%
Brady Corp., Class A	23,749	768,280
Emerson Electric Co.	26,400	1,377,552
Hubbell, Inc., Class B	10,010	786,586

		2,932,418

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
Molex, Inc., Class A	50,390	1,181,646
TE Connectivity Ltd.	36,879	1,355,303

		2,536,949

FOOD AND STAPLES RETAILING — 1.4%
SYSCO Corp.	106,203	3,171,222

FOOD PRODUCTS — 4.4%
Campbell Soup Co.	38,254	1,294,898
General Mills, Inc.	48,059	1,895,927
H.J. Heinz Co.	22,952	1,229,080
Kellogg Co.	33,659	1,805,132
Ralcorp Holdings, Inc.(1)	51,036	3,781,257

		10,006,294

GAS UTILITIES — 0.8%
AGL Resources, Inc.	47,486	1,862,401

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.6%
Becton, Dickinson and Co.	31,334	2,433,085
Boston Scientific Corp.(1)	271,602	1,624,180
CareFusion Corp.(1)	154,550	4,007,481
Hologic, Inc.(1)	31,640	681,842
STERIS Corp.	40,688	1,286,555
Stryker Corp.	22,727	1,260,894
Zimmer Holdings, Inc.	59,095	3,798,627

		15,092,664

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
CIGNA Corp.	31,200	1,536,600
Humana, Inc.	10,350	957,168
LifePoint Hospitals, Inc.(1)	68,968	2,720,098

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Patterson Cos., Inc.	77,463	$2,587,264

		7,801,130

HOTELS, RESTAURANTS AND LEISURE — 2.5%
Carnival Corp.	43,979	1,410,846
CEC Entertainment, Inc.	54,836	2,078,833
International Game Technology	63,950	1,073,720
International Speedway Corp., Class A	27,694	768,509
Speedway Motorsports, Inc.	27,770	518,744

		5,850,652

HOUSEHOLD DURABLES — 0.7%
Whirlpool Corp.	22,396	1,721,357

HOUSEHOLD PRODUCTS — 2.4%
Clorox Co.	22,950	1,577,813
Kimberly-Clark Corp.	53,833	3,977,720

		5,555,533

INDUSTRIAL CONGLOMERATES — 3.0%
Koninklijke Philips Electronics NV	144,996	2,939,393
Tyco International Ltd.	69,423	3,900,184

		6,839,577

INSURANCE — 8.5%
ACE Ltd.	20,889	1,529,075
Allstate Corp. (The)	89,627	2,950,521
Aon Corp.	56,077	2,751,138
HCC Insurance Holdings, Inc.	106,990	3,334,878
Marsh & McLennan Cos., Inc.	92,115	3,020,451
Symetra Financial Corp.	70,793	816,243
Torchmark Corp.	13,115	653,783
Travelers Cos., Inc. (The)	42,786	2,532,931
Unum Group	76,520	1,873,209

		19,462,229

IT SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	54,475	927,709

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Life Technologies Corp.(1)	10,437	509,534

MACHINERY — 2.8%
Ingersoll-Rand plc	18,537	766,505
ITT Corp.	61,077	1,401,106
Kaydon Corp.	70,086	1,787,894
Oshkosh Corp.(1)	46,738	1,082,920
Snap-On, Inc.	15,055	917,903
Stanley Black & Decker, Inc.	5,077	390,726

		6,347,054

MEDIA — 0.9%
Omnicom Group, Inc.	12,599	638,139

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Time Warner Cable, Inc.	17,377	$1,416,226

		2,054,365

METALS AND MINING — 1.1%
Newmont Mining Corp.	48,881	2,506,129

MULTI-UTILITIES — 3.3%
Consolidated Edison, Inc.	18,030	1,053,313
PG&E Corp.	87,318	3,790,474
Wisconsin Energy Corp.	23,626	831,163
Xcel Energy, Inc.	74,122	1,962,009

		7,636,959

MULTILINE RETAIL — 0.9%
Target Corp.	34,520	2,011,480

OIL, GAS AND CONSUMABLE FUELS — 6.9%
Apache Corp.	11,100	1,114,884
Devon Energy Corp.	8,965	637,591
EQT Corp.	27,717	1,336,236
Imperial Oil Ltd.	103,039	4,681,666
Murphy Oil Corp.	51,289	2,886,032
Peabody Energy Corp.	32,408	938,536
Southwestern Energy Co.(1)	41,966	1,284,160
Ultra Petroleum Corp.(1)	133,918	3,030,564

		15,909,669

PHARMACEUTICALS — 0.6%
Eli Lilly & Co.	14,946	601,876
Hospira, Inc.(1)	22,552	843,219

		1,445,095

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
American Tower Corp.	29,661	1,869,236
Government Properties Income Trust	29,724	716,645
Piedmont Office Realty Trust, Inc., Class A	147,273	2,614,096
Weyerhaeuser Co.	54,316	1,190,607

		6,390,584

ROAD AND RAIL — 0.5%
Heartland Express, Inc.	81,474	1,178,114

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	271,015	3,371,427
Teradyne, Inc.(1)	134,424	2,270,421

		5,641,848

SPECIALTY RETAIL — 2.8%
Lowe's Cos., Inc.	114,979	3,608,041
Staples, Inc.	168,301	2,723,110

		6,331,151

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

THRIFTS AND MORTGAGE FINANCE — 2.9%
Capitol Federal Financial, Inc.	164,983	$1,956,698
Hudson City Bancorp., Inc.	300,930	2,199,798
People's United Financial, Inc.	189,219	2,505,260

		6,661,756

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Rogers Communications, Inc., Class B	61,987	2,460,961

TOTAL COMMON STOCKS (Cost $195,949,544)		219,495,212

EXCHANGE-TRADED FUNDS — 2.8%

iShares Russell Midcap Value Index Fund (Cost $5,654,590)	135,585	6,525,706

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $984,223), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $963,972)		963,971
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $613,753), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $602,484)		602,482
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $738,884), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $722,980)		722,978
SSgA U.S. Government Money Market Fund	409,493	409,493

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,698,924)		2,698,924

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $204,303,058)		228,719,842

OTHER ASSETS AND LIABILITIES — 0.3%		672,562

TOTAL NET ASSETS — 100.0%		$229,392,404

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

5,890,924	CAD for USD	UBS AG	4/30/12	$5,902,726	$5,036
1,896,149	EUR for USD	UBS AG	4/30/12	2,529,183	(6,149)

				$8,431,909	$(1,113)
(Value on Settlement Date $8,430,796)

Notes to Schedule of Investments

CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

(1)	Non-income producing.

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$201,862,125	—	—
Foreign Common Stocks	7,551,067	$10,082,020	—
Exchange-Traded Funds	6,525,706	—	—
Temporary Cash Investments	409,493	2,289,431	—

Total Value of Investment Securities	$216,348,391	$12,371,451	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(1,113)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$211,039,075
Gross tax appreciation of investments	$24,174,662
Gross tax depreciation of investments	(6,493,895)
Net tax appreciation (depreciation) of investments	$17,680,767

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

March 31, 2012

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.5%

AEROSPACE AND DEFENSE — 1.7%
General Dynamics Corp.	58,910	$4,322,816

AUTO COMPONENTS — 0.4%
Gentex Corp.	41,210	1,009,645

BEVERAGES — 1.1%
Coca-Cola Co. (The)	37,050	2,742,070

BIOTECHNOLOGY — 4.0%
Alexion Pharmaceuticals, Inc.(1)	23,250	2,158,995
Celgene Corp.(1)	32,810	2,543,431
Gilead Sciences, Inc.(1)	113,720	5,555,222

		10,257,648

CHEMICALS — 3.8%
Ecolab, Inc.	40,300	2,487,316
Monsanto Co.	59,310	4,730,565
Potash Corp. of Saskatchewan, Inc.	53,130	2,427,510

		9,645,391

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	39,390	833,099
QUALCOMM, Inc.	97,110	6,605,422

		7,438,521

COMPUTERS AND PERIPHERALS — 11.4%
Apple, Inc.(1)	41,550	24,907,979
EMC Corp.(1)	147,040	4,393,555

		29,301,534

CONSUMER FINANCE — 0.8%
American Express Co.	34,880	2,018,157

DIVERSIFIED FINANCIAL SERVICES — 2.1%
CME Group, Inc.	10,350	2,994,565
JPMorgan Chase & Co.	49,300	2,266,814

		5,261,379

ELECTRICAL EQUIPMENT — 4.6%
ABB Ltd.(1)	67,190	1,378,485
ABB Ltd. ADR(1)	93,020	1,898,538
Cooper Industries plc	47,650	3,047,217
Emerson Electric Co.	85,870	4,480,697
Polypore International, Inc.(1)	28,730	1,010,147

		11,815,084

ENERGY EQUIPMENT AND SERVICES — 2.4%
Core Laboratories NV	8,230	1,082,821
Schlumberger Ltd.	73,150	5,115,380

		6,198,201

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

FOOD AND STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	61,680	$5,600,544

FOOD PRODUCTS — 2.8%
Hershey Co. (The)	33,220	2,037,383
Mead Johnson Nutrition Co.	28,470	2,348,205
Nestle SA	46,180	2,905,754

		7,291,342

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
HeartWare International, Inc.(1)	6,160	404,650
Intuitive Surgical, Inc.(1)	9,350	5,065,363
MAKO Surgical Corp.(1)	26,240	1,106,016
St. Jude Medical, Inc.	57,420	2,544,280
Varian Medical Systems, Inc.(1)	26,170	1,804,683

		10,924,992

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Express Scripts, Inc.(1)	101,130	5,479,224
UnitedHealth Group, Inc.	61,430	3,620,684

		9,099,908

HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	3,150	1,316,700
McDonald's Corp.	44,680	4,383,108
Starbucks Corp.	80,140	4,479,025

		10,178,833

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.	13,180	1,288,740

INSURANCE — 1.0%
MetLife, Inc.	67,240	2,511,414

INTERNET AND CATALOG RETAIL — 3.5%
Amazon.com, Inc.(1)	32,600	6,601,826
Netflix, Inc.(1)	21,200	2,438,848

		9,040,674

INTERNET SOFTWARE AND SERVICES — 6.7%
Baidu, Inc. ADR(1)	19,740	2,877,500
Google, Inc., Class A(1)	18,100	11,606,444
LinkedIn Corp., Class A(1)	7,560	771,044
Tencent Holdings Ltd.	70,200	1,958,048

		17,213,036

IT SERVICES — 2.6%
MasterCard, Inc., Class A	11,520	4,844,621
Teradata Corp.(1)	28,620	1,950,453

		6,795,074

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	52,400	1,924,128

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

MACHINERY — 5.6%
Cummins, Inc.	20,040	$2,405,601
Donaldson Co., Inc.	39,260	1,402,760
Joy Global, Inc.	48,870	3,591,945
Parker-Hannifin Corp.	40,530	3,426,811
WABCO Holdings, Inc.(1)	36,820	2,226,874
Wabtec Corp.	16,870	1,271,492

		14,325,483

METALS AND MINING — 1.5%
BHP Billiton Ltd. ADR	18,330	1,327,092
Freeport-McMoRan Copper & Gold, Inc.	65,620	2,496,185

		3,823,277

OIL, GAS AND CONSUMABLE FUELS — 5.8%
Cimarex Energy Co.	20,650	1,558,456
EOG Resources, Inc.	13,960	1,550,956
Exxon Mobil Corp.	79,490	6,894,168
Occidental Petroleum Corp.	41,380	3,940,617
QEP Resources, Inc.	34,700	1,058,350

		15,002,547

PERSONAL PRODUCTS — 1.5%
Estee Lauder Cos., Inc. (The), Class A	64,070	3,968,496

PHARMACEUTICALS — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	23,500	1,058,910

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Altera Corp.	72,890	2,902,480
Linear Technology Corp.	91,050	3,068,385
Microchip Technology, Inc.	52,330	1,946,676

		7,917,541

SOFTWARE — 6.5%
Adobe Systems, Inc.(1)	56,400	1,935,084
Electronic Arts, Inc.(1)	177,400	2,923,552
Microsoft Corp.	35,310	1,138,748
NetSuite, Inc.(1)	12,990	653,267
Oracle Corp.	145,320	4,237,531
Salesforce.com, Inc.(1)	20,730	3,202,992
VMware, Inc., Class A(1)	22,310	2,506,975

		16,598,149

SPECIALTY RETAIL — 3.7%
O'Reilly Automotive, Inc.(1)	29,190	2,666,506
Tiffany & Co.	43,630	3,016,142
TJX Cos., Inc. (The)	99,270	3,942,012

		9,624,660

TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
NIKE, Inc., Class B	38,790	4,206,388

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

TOBACCO — 2.7%
Philip Morris International, Inc.	78,810	$6,983,354

TOTAL COMMON STOCKS (Cost $142,516,212)		255,387,936

TEMPORARY CASH INVESTMENTS — 0.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $601,522), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $589,144)		589,144
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $375,104), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $368,216)		368,215
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $451,579), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $441,589)		441,858
SSgA U.S. Government Money Market Fund	250,268	250,268

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,649,485)		1,649,485

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $144,165,697)		257,037,421

OTHER ASSETS AND LIABILITIES — (0.1)%		(254,949)

TOTAL NET ASSETS — 100.0%		$256,782,472

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

4,731,181	CHF for USD	Credit Suisse AG	4/30/12	$5,242,712	$(23,711)

(Value on Settlement Date $5,219,001)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)	Non-income producing.

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Ultra - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$238,473,278	—	—
Foreign Common Stocks	10,672,371	$6,242,287	—
Temporary Cash Investments	250,268	1,399,217	—

Total Value of Investment Securities	$249,395,917	$7,641,504	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(23,711)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$149,759,975
Gross tax appreciation of investments	$109,079,859
Gross tax depreciation of investments	(1,802,413)
Net tax appreciation (depreciation) of investments	$107,277,446

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

March 31, 2012

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 95.8%

AEROSPACE AND DEFENSE — 1.4%
General Dynamics Corp.	33,783	$2,478,997
L-3 Communications Holdings, Inc.	37,547	2,657,201
Northrop Grumman Corp.	52,823	3,226,429
Raytheon Co.	64,241	3,390,640

		11,753,267

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	25,606	2,066,916

AIRLINES — 0.8%
Southwest Airlines Co.	813,660	6,704,558

AUTOMOBILES — 1.8%
General Motors Co.(1)	137,417	3,524,746
Honda Motor Co., Ltd.	84,400	3,206,935
Toyota Motor Corp.	177,200	7,642,914

		14,374,595

BEVERAGES — 1.3%
Dr Pepper Snapple Group, Inc.	223,231	8,976,119
PepsiCo, Inc.	18,792	1,246,849

		10,222,968

CAPITAL MARKETS — 5.6%
Charles Schwab Corp. (The)	529,481	7,608,642
Franklin Resources, Inc.	22,794	2,827,140
Goldman Sachs Group, Inc. (The)	66,681	8,293,116
Northern Trust Corp.	428,714	20,342,479
State Street Corp.	148,421	6,753,156

		45,824,533

COMMERCIAL BANKS — 6.4%
BB&T Corp.	25,986	815,700
Comerica, Inc.	201,895	6,533,322
Commerce Bancshares, Inc.	103,259	4,184,055
PNC Financial Services Group, Inc.	211,686	13,651,630
U.S. Bancorp	306,657	9,714,894
Wells Fargo & Co.	490,421	16,742,973

		51,642,574

COMMERCIAL SERVICES AND SUPPLIES — 3.1%
Avery Dennison Corp.	100,951	3,041,654
Republic Services, Inc.	526,861	16,100,872
Waste Management, Inc.	175,191	6,124,677

		25,267,203

COMMUNICATIONS EQUIPMENT — 1.8%
Cisco Systems, Inc.	673,584	14,246,302

COMPUTERS AND PERIPHERALS — 1.5%
Diebold, Inc.	60,623	2,335,198

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Hewlett-Packard Co.	358,904	$8,552,682
QLogic Corp.(1)	60,909	1,081,744

		11,969,624

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	13,587	1,163,455

CONTAINERS AND PACKAGING — 0.8%
Bemis Co., Inc.	160,075	5,168,822
Sonoco Products Co.	29,106	966,319

		6,135,141

DIVERSIFIED FINANCIAL SERVICES — 3.1%
JPMorgan Chase & Co.	543,926	25,009,717

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	675,537	21,097,021
CenturyLink, Inc.	96,739	3,738,962
Verizon Communications, Inc.	71,015	2,714,903

		27,550,886

ELECTRIC UTILITIES — 2.2%
Great Plains Energy, Inc.	79,737	1,616,269
NV Energy, Inc.	212,757	3,429,643
Westar Energy, Inc.	457,611	12,781,075

		17,826,987

ELECTRICAL EQUIPMENT — 0.9%
ABB Ltd. ADR(1)	89,390	1,824,450
Emerson Electric Co.	59,040	3,080,707
Hubbell, Inc., Class B	26,206	2,059,268

		6,964,425

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Molex, Inc.	117,952	3,316,810
TE Connectivity Ltd.	21,646	795,491

		4,112,301

ENERGY EQUIPMENT AND SERVICES — 0.3%
Halliburton Co.	63,116	2,094,820

FOOD AND STAPLES RETAILING — 1.8%
CVS Caremark Corp.	115,051	5,154,285
SYSCO Corp.	150,570	4,496,020
Wal-Mart Stores, Inc.	74,734	4,573,721

		14,224,026

FOOD PRODUCTS — 2.1%
Campbell Soup Co.	49,303	1,668,907
General Mills, Inc.	55,719	2,198,114
Kellogg Co.	30,328	1,626,491
Kraft Foods, Inc., Class A	226,645	8,614,776

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Ralcorp Holdings, Inc.(1)	24,543	$1,818,391
Unilever NV CVA	33,901	1,153,629

		17,080,308

HEALTH CARE EQUIPMENT AND SUPPLIES — 5.2%
Becton, Dickinson and Co.	83,795	6,506,682
Boston Scientific Corp.(1)	1,188,945	7,109,891
CareFusion Corp.(1)	511,621	13,266,333
Medtronic, Inc.	156,860	6,147,343
Stryker Corp.	45,073	2,500,650
Zimmer Holdings, Inc.	104,134	6,693,733

		42,224,632

HEALTH CARE PROVIDERS AND SERVICES — 2.1%
Aetna, Inc.	65,667	3,293,857
CIGNA Corp.	53,792	2,649,256
LifePoint Hospitals, Inc.(1)	106,298	4,192,393
UnitedHealth Group, Inc.	121,501	7,161,269

		17,296,775

HOTELS, RESTAURANTS AND LEISURE — 1.8%
Carnival Corp.	72,500	2,325,800
International Game Technology	165,320	2,775,723
International Speedway Corp., Class A	194,864	5,407,476
Speedway Motorsports, Inc.	233,711	4,365,721

		14,874,720

HOUSEHOLD DURABLES — 0.6%
Toll Brothers, Inc.(1)	32,398	777,228
Whirlpool Corp.	57,224	4,398,237

		5,175,465

HOUSEHOLD PRODUCTS — 3.3%
Clorox Co.	24,909	1,712,494
Kimberly-Clark Corp.	58,803	4,344,954
Procter & Gamble Co. (The)	311,565	20,940,283

		26,997,731

INDUSTRIAL CONGLOMERATES — 4.5%
3M Co.	18,091	1,613,898
General Electric Co.(2)	1,225,896	24,603,733
Koninklijke Philips Electronics NV	381,108	7,725,911
Tyco International Ltd.	45,685	2,566,583

		36,510,125

INSURANCE — 6.5%
ACE Ltd.	18,612	1,362,398
Allstate Corp. (The)	282,584	9,302,665
Aon Corp.	39,602	1,942,874
Berkshire Hathaway, Inc., Class A(1)	69	8,411,100
HCC Insurance Holdings, Inc.	147,446	4,595,892
Marsh & McLennan Cos., Inc.	249,412	8,178,220

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

MetLife, Inc.	141,896	$5,299,816
Prudential Financial, Inc.	53,275	3,377,102
Torchmark Corp.	39,047	1,946,493
Travelers Cos., Inc. (The)	101,002	5,979,318
Unum Group	100,603	2,462,762

		52,858,640

IT SERVICES — 0.1%
Visa, Inc., Class A	9,431	1,112,858

METALS AND MINING — 1.0%
Barrick Gold Corp.	75,239	3,271,392
Freeport-McMoRan Copper & Gold, Inc.	76,346	2,904,202
Newmont Mining Corp.	31,291	1,604,289

		7,779,883

MULTI-UTILITIES — 2.3%
PG&E Corp.	231,493	10,049,111
Xcel Energy, Inc.	332,969	8,813,690

		18,862,801

MULTILINE RETAIL — 1.0%
Target Corp.	146,621	8,543,606

OIL, GAS AND CONSUMABLE FUELS — 11.9%
Apache Corp.	7,707	774,091
BP plc	288,246	2,132,586
BP plc ADR	17,423	784,035
Chevron Corp.	179,859	19,288,079
EQT Corp.	42,880	2,067,245
Exxon Mobil Corp.	141,941	12,310,543
Imperial Oil Ltd.	265,636	12,069,400
Murphy Oil Corp.	55,382	3,116,345
Peabody Energy Corp.	94,901	2,748,333
Southwestern Energy Co.(1)	164,420	5,031,252
Total SA	447,782	22,837,184
Ultra Petroleum Corp.(1)	577,081	13,059,343

		96,218,436

PHARMACEUTICALS — 8.1%
Bristol-Myers Squibb Co.	136,854	4,618,823
Eli Lilly & Co.	113,437	4,568,108
Hospira, Inc.(1)	52,403	1,959,348
Johnson & Johnson	277,193	18,283,650
Merck & Co., Inc.	361,501	13,881,639
Pfizer, Inc.	973,855	22,067,554

		65,379,122

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Weyerhaeuser Co.	48,075	1,053,804

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	782,857	9,738,741

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Intel Corp.	433,385	$12,182,452
Marvell Technology Group Ltd.(1)	131,418	2,067,205
Texas Instruments, Inc.	23,614	793,667

		24,782,065

SOFTWARE — 0.3%
Oracle Corp.	96,147	2,803,646

SPECIALTY RETAIL — 3.3%
Lowe's Cos., Inc.	522,076	16,382,745
Staples, Inc.	643,909	10,418,447

		26,801,192

THRIFTS AND MORTGAGE FINANCE — 0.9%
Hudson City Bancorp., Inc.	971,656	7,102,805

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc., Class B	102,101	4,053,536

TOTAL COMMON STOCKS (Cost $681,321,008)		776,666,448

TEMPORARY CASH INVESTMENTS — 4.2%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $12,389,492), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $12,134,563)		12,134,553
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $7,725,980), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $7,584,115)		7,584,096
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $9,301,135), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $9,100,938)		9,100,915
SSgA U.S. Government Money Market Fund	5,154,736	5,154,736

TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,974,300)		33,974,300

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $715,295,308)		810,640,748

OTHER ASSETS AND LIABILITIES†		246,978

TOTAL NET ASSETS — 100.0%		$810,887,726

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

40,533	GBP for USD	Credit Suisse AG	4/30/12	$64,821	$284
(Value on Settlement Date $64,537)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

14,559,127	CAD for USD	UBS AG	4/30/12	$14,588,293	$12,445
1,247,578	CHF for USD	Credit Suisse AG	4/30/12	1,382,466	(6,252)

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

17,650,047	EUR for USD	UBS AG	4/30/12	$23,542,562	$(57,233)
1,420,017	GBP for USD	Credit Suisse AG	4/30/12	2,270,922	(15,154)
685,431,000	JPY for USD	Credit Suisse AG	4/27/12	8,282,788	(27,070)

				$50,067,031	$(93,264)

(Value on Settlement Date $49,973,767)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

259	S&P 500 E-Mini	June 2012	$18,171,440	$86,410

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $18,172,000.

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Value - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$703,172,799	—	—
Foreign Common Stocks	12,671,554	$60,822,095	—
Temporary Cash Investments	5,154,736	28,819,564	—

Total Value of Investment Securities	$720,999,089	$89,641,659	—

Other Financial Instruments
Futures Contracts	$86,410	—	—
Forward Foreign Currency Exchange Contracts	—	$(92,980)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$86,410	$(92,980)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$754,756,882
Gross tax appreciation of investments	$88,214,214
Gross tax depreciation of investments	(32,330,348)
Net tax appreciation (depreciation) of investments	$55,883,866

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

March 31, 2012

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.9%

AEROSPACE AND DEFENSE — 3.9%
BE Aerospace, Inc.(1)	11,067	$514,283
Spirit Aerosystems Holdings, Inc. Class A(1)	9,189	224,763
TransDigm Group, Inc.(1)	4,771	552,291

		1,291,337

AUTO COMPONENTS — 1.6%
BorgWarner, Inc.(1)	4,683	394,964
Delphi Automotive plc(1)	3,799	120,049

		515,013

BEVERAGES — 0.5%
Monster Beverage Corp.(1)	2,894	179,688

BIOTECHNOLOGY — 2.3%
Alexion Pharmaceuticals, Inc.(1)	6,406	594,861
Cepheid, Inc.(1)	4,329	181,082

		775,943

BUILDING PRODUCTS — 0.2%
Fortune Brands Home & Security, Inc.(1)	3,662	80,820

CAPITAL MARKETS — 2.2%
Affiliated Managers Group, Inc.(1)	2,607	291,489
Jefferies Group, Inc.	8,902	167,714
KKR & Co. LP	17,804	264,033

		723,236

CHEMICALS — 4.3%
Airgas, Inc.	5,496	488,979
Albemarle Corp.	5,036	321,901
Celanese Corp.	3,137	144,867
FMC Corp.	2,892	306,147
Rockwood Holdings, Inc.(1)	3,048	158,953

		1,420,847

COMMERCIAL BANKS — 1.0%
Comerica, Inc.	5,336	172,673
East West Bancorp., Inc.	7,267	167,795

		340,468

COMMERCIAL SERVICES AND SUPPLIES — 1.9%
Clean Harbors, Inc.(1)	4,838	325,743
Stericycle, Inc.(1)	3,733	312,228

		637,971

COMMUNICATIONS EQUIPMENT — 0.6%
F5 Networks, Inc.(1)	1,414	190,833

COMPUTERS AND PERIPHERALS — 0.7%
Seagate Technology plc	8,681	233,953

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

CONSTRUCTION AND ENGINEERING — 1.1%
Chicago Bridge & Iron Co. NV New York Shares	4,992	$215,604
Quanta Services, Inc.(1)	7,223	150,961

		366,565

CONSUMER FINANCE — 1.7%
Discover Financial Services	12,105	403,581
First Cash Financial Services, Inc.(1)	3,755	161,052

		564,633

CONTAINERS AND PACKAGING — 0.7%
Rock-Tenn Co., Class A	3,534	238,757

DIVERSIFIED FINANCIAL SERVICES — 0.5%
McGraw-Hill Cos., Inc. (The)	3,380	163,829

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Trimble Navigation Ltd.(1)	8,107	441,183

ENERGY EQUIPMENT AND SERVICES — 5.3%
Atwood Oceanics, Inc.(1)	3,380	151,728
Core Laboratories NV	2,098	276,034
National Oilwell Varco, Inc.	9,874	784,687
Oceaneering International, Inc.	5,257	283,300
Oil States International, Inc.(1)	3,203	250,026

		1,745,775

FOOD AND STAPLES RETAILING — 2.0%
Whole Foods Market, Inc.	8,173	679,994

FOOD PRODUCTS — 1.6%
Mead Johnson Nutrition Co.	6,295	519,212

GAS UTILITIES — 0.7%
ONEOK, Inc.	2,938	239,917

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.6%
MAKO Surgical Corp.(1)	5,368	226,261
Mettler-Toledo International, Inc.(1)	1,679	310,195

		536,456

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Catalyst Health Solutions, Inc.(1)	2,805	178,763
Centene Corp.(1)	3,689	180,650

		359,413

HEALTH CARE TECHNOLOGY — 2.2%
SXC Health Solutions Corp.(1)	9,675	725,238

HOTELS, RESTAURANTS AND LEISURE — 4.0%
Bally Technologies, Inc.(1)	4,197	196,210
Chipotle Mexican Grill, Inc.(1)	1,190	497,420
Domino's Pizza, Inc.	3,976	144,329
Las Vegas Sands Corp.	4,418	254,344

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

Panera Bread Co., Class A(1)	1,524	$245,242

		1,337,545

HOUSEHOLD DURABLES — 1.3%
Tempur-Pedic International, Inc.(1)	3,046	257,174
Toll Brothers, Inc.(1)	7,444	178,581

		435,755

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	6,870	337,935

INTERNET AND CATALOG RETAIL — 1.5%
priceline.com, Inc.(1)	683	490,053

INTERNET SOFTWARE AND SERVICES — 2.7%
Baidu, Inc. ADR(1)	3,421	498,679
Rackspace Hosting, Inc.(1)	6,737	389,331

		888,010

IT SERVICES — 5.5%
Alliance Data Systems Corp.(1)	7,223	909,809
Cognizant Technology Solutions Corp., Class A(1)	2,187	168,290
Teradata Corp.(1)	10,735	731,590

		1,809,689

MACHINERY — 4.4%
Chart Industries, Inc.(1)	4,591	336,658
Joy Global, Inc.	5,235	384,772
Pall Corp.	1,922	114,609
Terex Corp.(1)	7,687	172,958
Titan International, Inc.	6,163	145,755
Trinity Industries, Inc.	4,683	154,305
Westport Innovations, Inc.(1)	3,777	154,555

		1,463,612

MARINE — 0.8%
Kirby Corp.(1)	3,797	249,805

MEDIA — 1.7%
CBS Corp., Class B	16,655	564,771

METALS AND MINING — 1.6%
Carpenter Technology Corp.	4,042	211,113
Cliffs Natural Resources, Inc.	4,418	305,991

		517,104

MULTILINE RETAIL — 1.5%
Dollar Tree, Inc.(1)	5,368	507,222

OIL, GAS AND CONSUMABLE FUELS — 4.2%
Cabot Oil & Gas Corp.	8,482	264,384
Concho Resources, Inc.(1)	4,727	482,532
Kodiak Oil & Gas Corp.(1)	18,091	180,186
Peabody Energy Corp.	4,109	118,997
SandRidge Energy, Inc.(1)	19,726	154,455

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

SM Energy Co.	2,607	$184,497

		1,385,051

PHARMACEUTICALS — 2.9%
Elan Corp. plc ADR(1)	11,235	168,638
Perrigo Co.	3,004	310,343
Questcor Pharmaceuticals, Inc.(1)	6,295	236,818
Shire plc	7,351	237,510

		953,309

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Ventas, Inc.	2,805	160,166

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.9%
CBRE Group, Inc.(1)	14,225	283,931

ROAD AND RAIL — 1.8%
Kansas City Southern(1)	8,283	593,808

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.7%
ARM Holdings plc	52,469	496,832
Avago Technologies Ltd.	10,559	411,484
Cypress Semiconductor Corp.(1)	3,245	50,719
KLA-Tencor Corp.	3,358	182,742
Xilinx, Inc.	10,956	399,127

		1,540,904

SOFTWARE — 5.2%
Cerner Corp.(1)	2,143	163,211
Check Point Software Technologies Ltd.(1)	8,476	541,108
Citrix Systems, Inc.(1)	6,848	540,375
NetSuite, Inc.(1)	7,289	366,564
Sourcefire, Inc.(1)	2,098	100,977

		1,712,235

SPECIALTY RETAIL — 7.8%
DSW, Inc., Class A	3,888	212,946
GNC Holdings, Inc. Class A	6,192	216,039
O'Reilly Automotive, Inc.(1)	6,008	548,831
PetSmart, Inc.	10,271	587,706
Tractor Supply Co.	5,566	504,057
Ulta Salon Cosmetics & Fragrance, Inc.	5,655	525,293

		2,594,872

TEXTILES, APPAREL AND LUXURY GOODS — 1.9%
Fossil, Inc.(1)	1,236	163,128
Michael Kors Holdings Ltd.(1)	6,185	288,159
VF Corp.	1,193	174,154

		625,441

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

	Shares	Value

TRADING COMPANIES AND DISTRIBUTORS — 2.1%
Fastenal Co.	5,478	$296,360
United Rentals, Inc.(1)	9,476	406,425

		702,785

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
SBA Communications Corp., Class A(1)	12,237	621,762

TOTAL COMMON STOCKS (Cost $23,524,290)		32,746,846

TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 6.125%, 11/15/27, valued at $204,694), in a joint trading account at 0.01%, dated 3/30/12, due 4/2/12 (Delivery value $200,482)		200,482
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $127,646), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $125,301)		125,301
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%, 5/15/38, valued at $153,670), in a joint trading account at 0.03%, dated 3/30/12, due 4/2/12 (Delivery value $150,362)		150,362
SSgA U.S. Government Money Market Fund	85,165	85,165

TOTAL TEMPORARY CASH INVESTMENTS (Cost $561,310)		561,310

TOTAL INVESTMENT SECURITIES — 100.6% (Cost $24,085,600)		33,308,156

OTHER ASSETS AND LIABILITIES — (0.6)%		(211,911)

TOTAL NET ASSETS — 100.0%		$33,096,245

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

23,425	GBP for USD	Credit Suisse AG	4/30/12	$37,462	$164

(Value on Settlement Date $37,298)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

401,126	GBP for USD	Credit Suisse AG	4/30/12	$641,489	$(4,281)

(Value on Settlement Date $637,208)

Geographic Diversification

(as a % of net assets)

United States	87.9%
Ireland	1.9%
United Kingdom	1.9%
Israel	1.7%
People's Republic of China	1.5%
Netherlands	1.4%

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

Singapore	1.2%
Hong Kong	0.9%
Canada	0.5%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Vista - Schedule of Investments
MARCH 31, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$29,104,241	—	—
Foreign Common Stocks	2,908,263	$734,342	—
Temporary Cash Investments	85,165	476,145	—

Total Value of Investment Securities	$32,097,669	$1,210,487	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$(4,117)	—

3. Federal Tax Information

As of March 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,299,621
Gross tax appreciation of investments	$9,248,974
Gross tax depreciation of investments	(240,439)
Net tax appreciation (depreciation) of investments	$9,008,535

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2012